Nationwide(R) VL
Separate Account-C
December 31, 2002

                           [LOGO] The BEST of AMERICA(R)
                         America's FUTURE Life Series(SM)

                                                                            2002
                                                                   Annual Report
--------------------------------------------------------------------------------

                                               [LOGO] Nationwide(R)

                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB-0173-12/02

                              [LOGO] NATIONWIDE(R)

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VL Separate Account-C.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                               /s/ Joseph J.Gasper
                           --------------------------
                           Joseph J.Gasper, President
                               February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 39. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 34, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2002

Assets:
   Investments at fair value:

      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         114 shares (cost $1,956).....................................................   $      1,889

      American Century VP Balanced Fund - Class I (ACVPBal)
         39,340 shares (cost $219,965)................................................        228,566

      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         63,367 shares (cost $379,497)................................................        374,498

      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         1,449,975 shares (cost $9,293,885)...........................................      7,481,872

      American Century VP International Fund - Class I (ACVPInt)
         2,022, 192 shares (cost $13,1200.94).........................................     10,535,622

      American Century VP Value Fund - Class I (ACVPVal)
         1,377,888 shares (cost $9,382,168)...........................................     38,432,673

      Calvert Social Equity Portfolio (CVSSEP)
         231,852 shares (cost $3,081,318).............................................     83,002,488

      Comstock GVIT Value Fund - Class I (ComGVITVal)
         4,610 shares (cost $35,091)..................................................         35,310

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         46,831 shares (cost $323,606)................................................        299,721

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         57,903 shares (cost $384,580)................................................        386,790

      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         23,760 shares (cost $283,698)................................................        231,423

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         51,392 shares (cost $453,801)................................................        477,429

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         61,008 shares (cost $796,558)................................................        672,306

      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         15,303 shares (cost $294,453)................................................        289,229

      Dreyfus Stock Index Fund (DryStkIx)
         1,272,919 shares (cost $37,452,693)..........................................     28,602,480

      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         193,792 shares (cost $6,459,457).............................................      5,577,341

      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         18,059 shares (cost $279,678)................................................        290,029

      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         135,248 shares (cost $1,005,718).............................................        954,848

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         160,301 shares (cost $1,817,292).............................................   $  1,877,120

      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         5,522 shares (cost $90,225)..................................................        100,287

      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         211,465 shares (cost $4,432,692).............................................      3,827,511

      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         170,957 shares (cost $5,578,667).............................................      4,007,234

      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         610,129 shares (cost $23,161,729)............................................     14,240,406

      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         256,597 shares (cost $1,457,745).............................................      1,521,620

      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         461,784 shares (cost $2,727,090).............................................      2,729,146

      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         35,273 shares (cost $473,095)................................................        387,292

      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         281,567 shares (cost $4,157,478).............................................      3,080,341

      Fidelity(R)VIP II - Asset Manager: Growth Portfolio: Service Class (FidVIPAM)
         201,413 shares (cost $2,673,884).............................................      2,568,015

      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         16,225 shares (cost $292,760)................................................        293,677

      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         309,266 shares (cost $6,624,284).............................................      5,579,166

      Fidelity(R)VIP III - Growth Opportunities Portfolio: Intial Class (FidVIPGrOp)
         73,007 shares (cost $1,026,631...............................................        854,914

      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
         96,223 shares (cost $1,374,139)..............................................      1,125,804

      Fidelity(R)VIP III - Value Strategies Portfolio: Service Class (FidVIPValStS)
         3,572 shares (cost $26,399)..................................................         28,221

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         87,123 shares (cost $248,299)................................................        208,223

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         6,237,773 shares (cost $75,408,984)..........................................     76,599,847

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         97,331 shares (cost $908,735)................................................        731,927

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         46,959,372 shares (cost $46,959,372).........................................     46,959,372

      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         54,236,950 shares (cost $54,236,950).........................................     54,236,950

      Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I (NWGVITStrVal)
         57,807 shares (cost $502,898)................................................        416,214

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         229,821 shares (cost $2,381,664).............................................   $  2,220,075

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         682,177 shares (cost $6,597,676).............................................      5,027,648

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         475,361 shares (cost $8,792,499).............................................      7,325,319

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         680,123 shares (cost $5,932,383).............................................      5,508,999

      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,946 shares (cost $36,896)..................................................         33,882

      J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         161,455 shares (cost $1,416,362).............................................      1,301,327

      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         28,168 shares (cost $604,987)................................................        600,537

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         105,114 shares (cost $2,102,371).............................................      1,812,168

      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         307,637 shares (cost $1,003,461).............................................        741,406

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         60,093 shares (cost $1,214,040)..............................................      1,032,390

      MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
         (MGVITMultiSec) 238,449 shares (cost $2,194,540).............................      2,212,806

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         30,441 shares (cost $230,897)................................................        241,396

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         145,306 shares (cost $2,075,917).............................................      1,554,779

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         28,984 shares (cost $386,577)................................................        391,281

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         93,018 shares (cost $1,315,730)..............................................      1,113,420

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         244,829 shares (cost $3,508,261).............................................      2,791,051

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         206,124 shares (cost $8,392,559).............................................      6,025,009

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         101,967 shares (cost $1,123,348).............................................      1,153,248

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         336,089 shares (cost $12,555,137)............................................      8,946,702

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         31,366 shares (cost $597,895)................................................        555,174

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         23,629 shares (cost $417,906)................................................        362,001

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         33,287 shares (cost $416,407)................................................        438,055

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
      STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         283,505 shares (cost $2,897,426).............................................   $  2,900,259

      Royce Capital Fund - Micro Cap (RoyMicro)
         117,127 shares (cost $884,308)...............................................        890,164

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         64,729 shares (cost $619,488)................................................        472,524

      Strong Opportunity Fund II, Inc.(StOpp2)
         345,421 shares (cost $6,399,943).............................................      4,790,988

      Strong VIF - Strong Discovery Fund II (StDisc2)
         6,225 shares (cost $56,013)..................................................         56,526

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         797 shares (cost $4,039).....................................................          4,231

      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         21,734 shares (cost $355,355)................................................        355,355

      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         104,293 shares (cost $1,494,523).............................................      1,497,652

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         2,442 shares (cost $26,418)..................................................         27,981

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         34,822 shares (cost $278,813)................................................        274,744

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         20,071 shares (cost $202,622)................................................        206,732

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         42,826 shares (cost $310,136)................................................        302,777

      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         71,957 shares (cost $445,943)................................................        432,459

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         185,547 shares (cost $2,283,205).............................................      2,102,244
                                                                                         ------------

      Total Investments...............................................................    354,951,110

      Accounts Receivable.............................................................             --
                                                                                         ------------

      Total Assets....................................................................    354,951,110

      Accounts Payable................................................................        275,034
                                                                                         ------------

      Contract Owners' Equity (note7).................................................   $354,676,076
                                                                                         ============

See accompanying notes to financial statements

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                    Total       AllGroInc    ACVPBal    ACVPCapAp    ACVPIncGr     ACVPInt
                                                    -------------   ---------   --------   ----------   ----------   -----------
  Reinvested dividends...........................   $   7,159,038      --         16,656           --       66,042       132,963
  Mortality and expense risk charges (note 3)....      (1,280,166)     --         (1,723)      (2,196)     (20,948)      (58,287)
                                                    -------------     ---       --------   ----------   ----------   -----------
     Net investment income (loss)................       5,878,872      --         14,933       (2,196)      45,094        74,676
                                                    -------------     ---       --------   ----------   ----------   -----------

  Proceeds from mutual fund shares sold..........     277,323,501      --        773,925      890,548    1,537,884     9,512,323
  Cost of mutual fund shares sold................    (316,030,672)     --       (852,317)  (1,139,799)  (2,020,874)  (15,837,579)
                                                    -------------     ---       --------   ----------   ----------   -----------
     Realized gain (loss) on investments.........     (38,707,171)     --        (78,392)    (249,251)    (482,990)   (6,325,256)
  Change in unrealized gain (loss)
     on investments..............................     (15,963,010)    (67)         1,259       72,172   (1,433,473)    2,100,932
                                                    -------------     ---       --------   ----------   ----------   -----------
     Net gain (loss) on investments..............     (54,670,181)    (67)       (77,133)    (177,079)  (1,916,463)   (4,224,324)
                                                    -------------     ---       --------   ----------   ----------   -----------
  Reinvested capital gains.......................       1,540,964      --             --           --           --            --
                                                    -------------     ---       --------   ----------   ----------   -----------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............   $ (47,250,345)    (67)       (62,200)    (179,275)  (1,871,369)   (4,149,648)
                                                    =============     ===       ========   ==========   ==========   ===========

Investment activity:                                  ACVPVal     CVSSEP
                                                    ----------   -------
  Reinvested dividends...........................       70,030        --
  Mortality and expense risk charges (note 3)....      (26,980)     (933)
                                                    ----------   -------
     Net investment income (loss)................       43,050      (933)
                                                    ----------   -------
  Proceeds from mutual fund shares sold..........    1,828,657    10,175
  Cost of mutual fund shares sold................   (1,957,777)  (10,223)
                                                    ----------   -------
     Realized gain (loss) on investments.........     (129,120)      (48)
  Change in unrealized gain (loss)
     on investments..............................   (1,627,865)  (78,830)
                                                    ----------   -------
     Net gain (loss) on investments..............   (1,756,985)  (78,878)
                                                    ----------   -------
  Reinvested capital gains.......................      453,115        --
                                                    ----------   -------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............   (1,260,820)  (79,811)
                                                    ==========   =======

Investment activity:                                ComGVITVal    CSGPVen    CSIntEq   CSLCapV   CSSmCapGr    DryMidCapix
                                                    ----------   --------   --------   -------   ----------   -----------
  Reinvested dividends...........................   $   2,751          --         --     2,652           --        3,821
  Mortality and expense risk charges (note 3)....      (1,006)     (1,818)      (924)     (772)     (11,274)      (4,162)
                                                    ---------    --------   --------   -------    ---------   ----------
     Net investment income (loss)................       1,745      (1,818)      (924)    1,880      (11,274)        (341)
                                                    ---------    --------   --------   -------    ---------   ----------

  Proceeds from mutual fund shares sold..........     546,986     668,096    646,715    45,160    6,680,513    1,152,122
  Cost of mutual fund shares sold................    (645,420)   (883,403)  (665,192)  (54,040)  (8,448,024)  (1,244,277)
                                                    ---------    --------   --------   -------    ---------   ----------
     Realized gain (loss) on investments.........     (98,434)   (215,307)   (18,477)   (8,880)  (1,767,511)     (92,155)
  Change in unrealized gain (loss)
     on investments..............................      19,308      10,436       (330)  (54,098)      99,740     (148,539)
                                                    ---------    --------   --------   -------    ---------   ----------
     Net gain (loss) on investments..............     (79,126)   (204,871)   (18,807)  (62,978)  (1,667,771)    (240,694)
                                                    ---------    --------   --------   -------    ---------   ----------
  Reinvested capital gains.......................          --          --         --        --           --        7,781
                                                    ---------    --------   --------   -------    ---------   ----------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............   $ (77,381)   (206,689)   (19,731)  (61,098)  (1,679,045)    (233,254)
                                                    =========    ========   ========   =======   ==========   ==========

Investment activity:                                DryEuroEq   DrySRGro
                                                    ---------   --------
  Reinvested dividends...........................         --         779
  Mortality and expense risk charges (note 3)....       (195)     (1,276)
                                                    --------    --------
     Net investment income (loss)................       (195)       (497)
                                                    --------    --------

  Proceeds from mutual fund shares sold..........    214,853     451,827
  Cost of mutual fund shares sold................   (233,756)   (617,481)
                                                    --------    --------
     Realized gain (loss) on investments.........    (18,903)   (165,654)
  Change in unrealized gain (loss)
     on investments..............................        194      38,281
                                                    --------    --------
     Net gain (loss) on investments..............    (18,709)   (127,373)
                                                    --------    --------
  Reinvested capital gains.......................         --          --
                                                    --------    --------
        Net increase (decrease) in
           contract owners' equity
           resulting from operations.............    (18,904)   (127,870)
                                                    ========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  DryStkIx      DryVIFApp    DryVIFGrInc    FGVITHiInc
                                                    ------------   -----------   -----------   -----------
   Reinvested dividends..........................   $    507,386        69,212       3,669         98,410
   Mortality and expense risk charges (note 3)...       (130,964)      (36,115)     (1,958)        (5,044)
                                                    ------------   -----------    --------     ----------
      Net investment income (loss)...............        376,422        33,097       1,711         93,366
                                                    ------------   -----------    --------     ----------

   Proceeds from mutual fund shares sold.........     21,843,358    11,574,452     808,699      1,815,292
   Cost of mutual fund shares sold...............    (31,175,118)  (13,806,555)   (992,192)    (1,890,833)
                                                    ------------   -----------    --------     ----------
      Realized gain (loss) on investments........     (9,331,760)   (2,232,103)   (183,493)       (75,541)
   Change in unrealized gain (loss)
      on investments.............................     (2,037,905)      113,572      (2,931)        53,546
                                                    ------------   -----------    --------     ----------
      Net gain (loss) on investments.............    (11,369,665)   (2,118,531)   (186,424)       (21,995)
                                                    ------------   -----------    --------     ----------
   Reinvested capital gains......................             --            --          --             --
                                                    ------------   -----------    --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $(10,993,243)   (2,085,434)   (184,713)        71,371
                                                    ============   ===========    ========     ==========

Investment activity:                                 FedQualBd    FidVIPEI     FidVIPEIS    FidVIPGr
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................       44,700        4,634       62,028       14,590
   Mortality and expense risk charges (note 3)...       (5,768)      (1,010)     (16,338)     (15,112)
                                                    ----------   ----------   ----------   ----------
      Net investment income (loss)...............       38,932        3,624       45,690         (522)
                                                    ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........    3,839,227    1,007,964    2,435,549    1,699,694
   Cost of mutual fund shares sold...............   (3,780,002)  (1,092,847)  (2,923,366)  (2,456,515)
                                                    ----------   ----------   ----------   ----------
      Realized gain (loss) on investments........       59,225      (84,883)    (487,817)    (756,821)
   Change in unrealized gain (loss)
      on investments.............................       39,538       (5,615)    (880,156)  (1,251,260)
                                                    ----------   ----------   ----------   ----------
      Net gain (loss) on investments.............       98,763      (90,498)  (1,367,973)  (2,008,081)
                                                    ----------   ----------   ----------   ----------
   Reinvested capital gains......................       16,725        6,307       89,393           --
                                                    ----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................      154,420      (80,567)  (1,232,890)  (2,008,603)
                                                    ==========   ==========   ==========   ==========

Investment activity:                                 FidVIPGrS     FidVIPHI    FidVIPHIS    FidVIPOv
                                                    -----------   ----------   ---------   ----------
   Reinvested dividends..........................   $    20,510      219,668    155,555        18,164
   Mortality and expense risk charges (note 3)...       (41,865)      (5,504)    (8,334)       (5,857)
                                                    -----------   ----------   --------    ----------
      Net investment income (loss)...............       (21,355)     214,164    147,221        12,307
                                                    -----------   ----------   --------    ----------

   Proceeds from mutual fund shares sold.........     1,975,702    2,068,932    692,109     3,081,305
   Cost of mutual fund shares sold...............    (3,550,021)  (2,589,521)  (889,079)   (3,700,332)
                                                    -----------   ----------   --------    ----------
      Realized gain (loss) on investments........    (1,574,319)    (520,589)  (196,970)     (619,027)
   Change in unrealized gain (loss)
      on investments.............................    (4,469,066)     281,904    106,150       310,753
                                                    -----------   ----------   --------    ----------
      Net gain (loss) on investments.............    (6,043,385)    (238,685)   (90,820)     (308,274)
                                                    -----------   ----------   --------    ----------
   Reinvested capital gains......................            --           --         --            --
                                                    -----------   ----------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $(6,064,740)     (24,521)    56,401      (295,967)
                                                    ===========   ==========   ========    ==========

Investment activity:                                 FidVIPOvS    FidVIPAM     FidVIPCon   FidVIPConS
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................       25,657      349,366        8,247       43,121
   Mortality and expense risk charges (note 3)...      (14,049)     (20,005)      (2,785)     (22,618)
                                                    ----------   ----------   ----------   ----------
      Net investment income (loss)...............       11,608      329,361        5,462       20,503
                                                    ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........      824,975    8,213,579    1,264,787    1,243,207
   Cost of mutual fund shares sold...............   (1,125,391)  (9,402,381)  (1,368,664)  (1,663,990)
                                                    ----------   ----------   ----------   ----------
      Realized gain (loss) on investments........     (300,416)  (1,188,802)    (103,877)    (420,783)
   Change in unrealized gain (loss)
      on investments.............................     (548,641)     (90,138)      14,877     (182,776)
                                                    ----------   ----------   ----------   ----------
      Net gain (loss) on investments.............     (849,057)  (1,278,940)     (89,000)    (603,559)
                                                    ----------   ----------   ----------   ----------
   Reinvested capital gains......................           --           --           --           --
                                                    ----------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................     (837,449)    (949,579)     (83,538)    (583,056)
                                                    ==========   ==========   ==========   ==========


NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                          FidVIPGrOp   FidVIPGrOpS   FidVIPValStS   GVITEmMrkts
                                              ----------   -----------   ------------   -----------
   Reinvested dividends....................   $   9,635         9,283          --             --
   Mortality and expense risk charges
      (note 3).............................      (1,969)       (4,164)        (47)            --
      Net investment income (loss).........       7,666         5,119         (47)            --
                                              ---------    ----------       -----         ------
   Proceeds from mutual fund shares sold...     408,462     1,092,146         770          4,355
   Cost of mutual fund shares sold.........    (457,340)   (1,282,537)       (737)        (4,288)
                                              ---------    ----------       -----         ------
      Realized gain (loss) on investments..     (48,878)     (190,391)         33             67
   Change in unrealized gain (loss)
      on investments.......................    (137,098)      (62,429)      1,822             --
                                              ---------    ----------       -----         ------
      Net gain (loss) on investments.......    (185,976)     (252,820)      1,855             67
                                              ---------    ----------       -----         ------
   Reinvested capital gains................          --            --          --             --
                                              ---------    ----------       -----         ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................   $(178,310)     (247,701)      1,808             67
                                              =========    ==========       =====         ======

Investment activity:                          GVITGITech    GVITGvtBd    GVITGrowth   GVITIntGro
                                              ----------   -----------   ----------   ----------
   Reinvested dividends....................          --      3,064,637           --        --
   Mortality and expense risk charges
      (note 3).............................         (51)      (233,742)      (4,992)       --
      Net investment income (loss).........         (51)     2,830,895       (4,992)       --
                                                -------    -----------   ----------      ----
   Proceeds from mutual fund shares sold...          51     38,974,710    1,906,547       317
   Cost of mutual fund shares sold.........         (58)   (37,391,501)   2,918,878)     (320)
                                                -------    -----------   ----------      ----
      Realized gain (loss) on investments..          (7)     1,583,209   (1,012,331)       (3)
   Change in unrealized gain (loss)
      on investments.......................     (40,076)     1,617,021      509,235        --
                                                -------    -----------   ----------      ----
      Net gain (loss) on investments.......     (40,083)     3,200,230     (503,096)       (3)
                                                -------    -----------   ----------      ----
   Reinvested capital gains................          --        596,999           --        --
                                                -------    -----------   ----------      ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................     (40,134)     6,628,124     (508,088)      (3)
                                                =======    ===========   ==========      ====

Investment activity:                           GVITMyMkt     GVITMyMkt5   NWGVITStrVal   GVITSmCapGr
                                              ------------   ----------   ------------   -----------
   Reinvested dividends....................   $  1,151,734       78,947          167            --
   Mortality and expense risk charges
      (note 3).............................       (307,750)     (20,997)      (2,126)       (2,571)
                                              ------------   ----------     --------      --------
      Net investment income (loss).........        843,984       57,950       (1,959)       (2,571)
                                              ------------   ----------     --------      --------

   Proceeds from mutual fund shares sold...     93,442,118    3,334,741      428,288       387,453
   Cost of mutual fund shares sold.........    (93,442,118)  (3,334,741)    (485,264)     (491,677)
                                              ------------   ----------     --------      --------
      Realized gain (loss) on investments..             --           --      (56,976)     (104,224)
   Change in unrealized gain (loss)
      on investments.......................             --           --      (84,016)     (172,109)
                                              ------------   ----------     --------      --------
      Net gain (loss) on investments.......             --           --     (140,992)     (276,333)
                                              ------------   ----------     --------      --------
   Reinvested capital gains................             --           --           --            --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................   $    843,984       57,950     (142,951)     (278,904)
                                              ============   ==========     ========      ========

Investment activity:                          GVITSmCapVal   GVITSmComp   GVITTotRt    GVITWLead
                                              ------------   ----------   ---------   ----------
   Reinvested dividends....................           577            --      27,710       12,048
   Mortality and expense risk charges
      (note 3).............................       (22,022)      (30,389)     (7,254)      (3,092)
                                               ----------    ----------    --------   ----------
      Net investment income (loss).........       (21,445)      (30,389)     20,456        8,956
                                               ----------    ----------    --------   ----------

   Proceeds from mutual fund shares sold...     2,892,395     1,984,550      93,934      957,458
   Cost of mutual fund shares sold.........    (3,805,856)   (2,286,741)   (110,557)  (1,565,028)
                                               ----------    ----------    --------   ----------
      Realized gain (loss) on investments..      (913,461)     (302,191)    (16,623)    (607,570)
   Change in unrealized gain (loss)
      on investments.......................    (1,633,978)   (1,358,922)   (434,761)     309,207
                                               ----------    ----------    --------   ----------
      Net gain (loss) on investments.......    (2,547,439)   (1,661,113)   (451,384)    (298,363)
                                               ----------    ----------    --------   ----------
   Reinvested capital gains................       173,596            --          --           --
      Net increase (decrease) in contract
         owners' equity resulting from
         operations........................    (2,395,288)   (1,691,502)   (430,928)    (289,407)
                                               ==========    ==========    ========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                  JPMorBal    JanBal    JanCapAp    JanGITech
                                                    -----------   ------   ----------   ---------
   Reinvested dividends..........................   $    35,112    6,429        7,092         --
   Mortality and expense risk charges (note 3)...        (6,494)     (59)      (8,721)    (3,152)
                                                    -----------   ------   ----------   --------
      Net investment income (loss)...............        28,618    6,370       (1,629)    (3,152)
                                                    -----------   ------   ----------   --------

   Proceeds from mutual fund shares sold.........     2,042,285       59    1,290,260    740,965
   Cost of mutual fund shares sold...............    (2,277,683)     (59)  (1,413,003)  (977,863)
                                                    -----------   ------   ----------   --------
      Realized gain (loss) on investments........      (235,398)      --     (122,743)  (236,898)
   Change in unrealized gain (loss)
      on investments.............................       (44,578)  (4,449)    (297,909)  (244,942)
                                                    -----------   ------   ----------   --------
      Net gain (loss) on investments.............      (279,976)  (4,449)    (420,652)  (481,840)
                                                    -----------   ------   ----------   --------
   Reinvested capital gains......................            --       --           --         --
                                                    -----------   ------   ----------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations.....   $  (251,358)   1,921     (422,281)  (484,992)
                                                    ===========   ======   ==========   ========

Investment activity:                                JanIntGro   MGVITMultiSec    NBAMTGro    NBAMTGuard
                                                    ---------   -------------   ----------   ----------
   Reinvested dividends..........................      7,327        94,642              --      13,275
   Mortality and expense risk charges (note 3)...     (3,734)       (6,370)         (1,932)     (5,135)
                                                    --------      --------      ----------    --------
      Net investment income (loss)...............      3,593        88,272          (1,932)      8,140
                                                    --------      --------      ----------    --------

   Proceeds from mutual fund shares sold.........    651,783       321,031       1,066,965     687,371
   Cost of mutual fund shares sold...............   (850,405)     (322,791)     (1,410,492)   (802,984)
                                                    --------      --------      ----------    --------
      Realized gain (loss) on investments........   (198,622)       (1,760)       (343,527)   (115,613)
   Change in unrealized gain (loss)
      on investments.............................   (147,376)       35,103          95,152    (499,532)
                                                    --------      --------      ----------    --------
      Net gain (loss) on investments.............   (345,998)       33,343        (248,375)   (615,145)
                                                    --------      --------      ----------    --------
   Reinvested capital gains......................         --            --              --          --
                                                    --------      --------      ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   (342,405)      121,615        (250,307)   (607,005)
                                                    ========      ========      ==========    ========

Investment activity:                                  NBAMTLMat     NBAMTMCGr    NBAMTPart    OppAggGro
                                                    ------------   ----------   ----------   ----------
   Reinvested dividends..........................   $    308,420           --       31,660       45,031
   Mortality and expense risk charges (note 3)...        (15,009)      (3,998)     (18,571)     (18,509)
                                                    ------------   ----------   ----------   ----------
      Net investment income (loss)...............        293,411       (3,998)      13,089       26,522
                                                    ------------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold.........     10,496,798      778,485    3,801,539    1,872,991
   Cost of mutual fund shares sold...............    (10,512,181)  (1,019,020)  (5,221,752)  (3,262,461)
                                                    ------------   ----------   ----------   ----------
      Realized gain (loss) on investments........        (15,383)    (240,535)  (1,420,213)  (1,389,470)
   Change in unrealized gain (loss)
      on investments.............................        (64,466)    (128,189)    (391,869)    (846,459)
                                                    ------------   ----------   ----------   ----------
      Net gain (loss) on investments.............        (79,849)    (368,724)  (1,812,082)  (2,235,929)
                                                    ------------   ----------   ----------   ----------
   Reinvested capital gains......................             --           --           --           --
                                                    ------------   ----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $    213,562     (372,722)  (1,798,993)  (2,209,407)
                                                    ============   ==========   ==========   ==========

Investment activity:                                 OppBdFd      OppCapAp     OppGlSec    OppMSGrInc
                                                    ----------   ----------   ----------   ----------
   Reinvested dividends..........................      100,484       60,196        8,020       3,014
   Mortality and expense risk charges (note 3)...       (4,584)     (30,021)      (4,869)     (1,825)
                                                    ----------   ----------   ----------    --------
      Net investment income (loss)...............       95,900       30,175        3,151       1,189
                                                    ----------   ----------   ----------    --------

   Proceeds from mutual fund shares sold.........    3,933,745    2,505,169    2,543,133     309,003
   Cost of mutual fund shares sold...............   (3,971,109)  (4,229,465)  (3,028,229)   (340,597)
                                                    ----------   ----------   ----------    --------
      Realized gain (loss) on investments........      (37,364)  (1,724,296)    (485,096)    (31,594)
   Change in unrealized gain (loss)
      on investments.............................       36,548   (1,743,381)     111,344     (75,553)
                                                    ----------   ----------   ----------    --------
      Net gain (loss) on investments.............         (816)  (3,467,677)    (373,752)   (107,147)
                                                    ----------   ----------   ----------    --------
   Reinvested capital gains......................           --           --           --          --
                                                    ----------   ----------   ----------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................       95,084   (3,437,502)    (370,601)   (105,958)
                                                    ==========   ==========   ==========    ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                 OppMultStr   PIMLowDur   RoyMicro   SGVITMdCpGr
                                                    -----------   ---------   --------   -----------
   Reinvested dividends..........................   $    23,786      2,404        --            --
   Mortality and expense risk charges (note 3)...        (2,260)      (262)     (101)       (2,276)
                                                    -----------    -------     -----      --------
      Net investment income (loss)...............        21,526      2,142      (101)       (2,276)
                                                    -----------    -------     -----      --------
   Proceeds from mutual fund shares sold.........     1,088,388     15,931       101       588,335
   Cost of mutual fund shares sold...............    (1,212,644)   (15,915)     (101)     (844,804)
                                                    -----------    -------     -----      --------
      Realized gain (loss) on investments........      (124,256)        16        --      (256,469)
   Change in unrealized gain (loss)
      on investments.............................        (6,549)     2,833     5,856       (37,786)
                                                    -----------    -------     -----      --------
      Net gain (loss) on investments.............      (130,805)     2,849     5,856      (294,255)
                                                    -----------    -------     -----      --------
   Reinvested capital gains......................         9,872         --        --            --
                                                    -----------    -------     -----      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $   (99,407)     4,991     5,755      (296,531)
                                                    ===========    =======     =====      ========

Investment activity:                                  StOpp2     StDisc2    StIntStk2   TRPEI2
                                                    ----------   --------   ---------   ------
   Reinvested dividends..........................       22,520         --      5,600      --
   Mortality and expense risk charges (note 3)...      (22,227)      (191)      (688)    (39)
                                                    ----------   --------   --------     ---
      Net investment income (loss)...............          293       (191)     4,912     (39)
                                                    ----------   --------   --------     ---
   Proceeds from mutual fund shares sold.........    3,353,567    426,542    544,461      39
   Cost of mutual fund shares sold...............   (5,466,418)  (430,772)  (624,563)    (39)
                                                    ----------   --------   --------     ---
      Realized gain (loss) on investments........   (2,112,851)    (4,230)   (80,102)     --
   Change in unrealized gain (loss)
      on investments.............................     (458,191)      (353)   (11,468)     --
                                                    ----------   --------   --------     ---
      Net gain (loss) on investments.............   (2,571,042)    (4,583)   (91,570)     --
                                                    ----------   --------   --------     ---
   Reinvested capital gains......................      136,162         --         --      --
                                                    ----------   --------   --------     ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   (2,434,587)    (4,774)   (86,658)    (39)
                                                    ==========   ========   ========     ===

Investment activity:                                TRPMCG2   VEWrldBd   VEWrldEMkt   VEWrldHAs
                                                    -------   --------   ----------   ---------
   Reinvested dividends..........................   $   --         --          715       1,265
   Mortality and expense risk charges (note 3)        (124)       (38)      (1,403)       (473)
                                                    ------    -------     --------    --------
      Net investment income (loss)...............     (124)       (38)        (688)        792
                                                    ------    -------     --------    --------
   Proceeds from mutual fund shares sold.........      124     72,047      229,789     181,695
   Cost of mutual fund shares sold...............     (123)   (70,477)    (226,638)   (199,019)
                                                    ------    -------     --------    --------
   Realized gain (loss) on investments...........        1      1,570        3,151     (17,324)
   Change in unrealized gain (loss)
      on investments.............................    3,129      1,563       (8,330)     15,606
                                                    ------    -------     --------    --------
      Net gain (loss) on investments.............    3,130      3,133       (5,179)     (1,718)
                                                    ------    -------     --------    --------
   Reinvested capital gains......................       --         --           --          --
                                                    ------    -------     --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................   $3,006      3,095       (5,867)       (926)
                                                    ======    =======     ========    ========

Investment activity:                                 VKEmMkt   VKMidCapG   VKUSRealEst
                                                    --------   ---------   -----------
   Reinvested dividends..........................     20,373         --        66,324
   Mortality and expense risk charges (note 3)          (788)    (1,655)       (7,672)
                                                    --------   --------    ----------
      Net investment income (loss)...............     19,585     (1,655)       58,652
                                                    --------   --------    ----------
   Proceeds from mutual fund shares sold.........    124,136    845,722     1,554,132
   Cost of mutual fund shares sold...............   (125,457)  (981,977)   (1,597,021)
                                                    --------   --------    ----------
   Realized gain (loss) on investments...........     (1,321)  (136,255)      (42,889)
   Change in unrealized gain (loss)
      on investments.............................     (5,223)   (25,015)     (193,394)
                                                    --------   --------    ----------
      Net gain (loss) on investments.............     (6,544)  (161,270)     (236,283)
                                                    --------   --------    ----------
   Reinvested capital gains......................         --         --        51,014
                                                    --------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations...........................     13,041   (162,925)     (126,617)
                                                    ========   ========    ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                          Total               AllGroInc          ACVPBal             ACVPCapAp
                                               --------------------------   ------------   ------------------   -------------------
Investment activity:                               2002           2001       2002   2001     2002       2001      2002        2001
                                               ------------   -----------   -----   ----   --------   -------   --------   --------
   Net investment income (loss).............   $  5,878,872     6,583,211      --     --     14,933    12,384     (2,196)    (2,959)
   Realized gain (loss) on investments......    (38,707,171)  (32,501,709)     --     --    (78,392)  (31,785)  (249,251)  (471,436)
   Change in unrealized gain (loss)
      on investments........................    (15,963,010)  (10,364,207)    (67)    --      1,259     7,343     72,172    (77,171)
   Reinvested capital gains.................      1,540,964    10,672,065      --     --         --    16,886         --    357,574
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........    (47,250,345)  (25,610,640)    (67)    --    (62,200)    4,828   (179,275)  (193,992)
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     63,399,489    95,820,876      --     --    162,137   202,228     80,961    472,281
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........             --   116,421,610      --     --         --   343,713         --    494,188
   Transfers between funds..................             --            --   1,956     --   (272,150)   52,239    142,544     34,377
   Surrenders (note 6)......................    (60,265,530)   (7,227,103)     --     --   (171,111)       --   (438,246)        --
   Death benefits (note 4)..................       (509,893)     (210,583)     --     --     (3,335)       --     (2,448)        --
   Policy loans (net of repayments) (note 5)             --     1,130,130      --     --         --        --         --         --
   Deductions for surrender charges.........             --            --      --     --         --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................     (9,461,350)   (8,937,501)      4     --    (16,887)  (10,901)   (17,868)   (18,030)
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
         Net equity transactions............     (6,837,284)  196,997,429   1,960     --   (301,346)  587,279   (235,057)   982,816
                                               ------------   -----------   -----    ---   --------   -------   --------   --------

Net change in contract owners' equity.......    (54,087,629)  171,386,789   1,893     --   (363,546)  592,107   (414,332)   788,824
Contract owners' equity beginning
      of period.............................    408,763,705   237,376,916      --     --    592,107        --    788,824         --
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
Contract owners' equity end of period.......   $354,676,076   408,763,705   1,893     --    228,561   592,107    374,492    788,824
                                               ============   ===========   =====    ===   ========   =======   ========   ========
CHANGES IN UNITS:
   Beginning units..........................     38,088,234    20,181,570      --     --     60,611        --     71,775         --
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
   Units purchased..........................     36,704,181    28,569,903     189     --     76,772    87,889     81,803     74,609
   Units redeemed...........................    (37,924,522)  (10,663,239)     --     --   (111,470)  (27,278)  (111,518)    (2,834)
                                               ------------   -----------   -----    ---   --------   -------   --------   --------
   Ending units.............................     36,867,893    38,088,234     189     --     25,913    60,611     42,060     71,775
                                               ============   ===========   =====    ===   ========   =======   ========   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       ACVPIncGr                   ACVPInt
                                               ------------------------   ------------------------
Investment activity:                               2002         2001         2002          2001
                                               -----------   ----------   -----------   ----------
   Net investment income (loss).............   $    45,094       33,460        74,676      (43,398)
   Realized gain (loss) on investments......      (482,990)    (822,559)   (6,325,256)  (1,587,674)
   Change in unrealized gain (loss)
      on investments........................    (1,433,473)     248,115     2,100,932   (3,938,827)
   Reinvested capital gains.................            --           --            --    1,241,326
                                               -----------   ----------   -----------   ----------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations.............    (1,871,369)    (540,984)   (4,149,648)  (4,328,573)
                                               -----------   ----------   -----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     3,547,290    3,953,951     3,048,341    1,893,966
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........            --      856,675            --    3,778,678
   Transfers between funds..................      (969,228)  (3,794,046)   (7,515,482)  10,354,279
   Surrenders (note 6)......................            --      (65,786)   (1,124,408)     (55,095)
   Death benefits (note 4)..................       (11,949)      (2,077)      (11,216)      (7,969)
   Policy loans (net of repayments) (note 5)            --           (4)           --          202
   Deductions for surrender charges.........            --           --            --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................      (148,720)    (161,688)     (341,979)    (317,057)
                                               -----------   ----------   -----------   ----------
         Net equity transactions............     2,417,393      787,025    (5,944,744)  15,647,004
                                               -----------   ----------   -----------   ----------

Net change in contract owners' equity.......       546,024      246,041   (10,094,392)  11,318,431
Contract owners' equity beginning
   of period................................     6,935,798    6,689,757    20,629,904    9,311,473
                                               -----------   ----------   -----------   ----------
Contract owners' equity end of period.......   $ 7,481,822    6,935,798    10,535,512   20,629,904
                                               ===========   ==========   ===========   ==========
CHANGES IN UNITS:
   Beginning units..........................       690,257      609,285     2,210,557      703,839
                                               -----------   ----------   -----------   ----------
   Units purchased..........................       567,796      457,373       695,821    1,546,319
   Units redeemed...........................      (324,746)    (376,401)   (1,486,410)     (39,601)
                                               -----------   ----------   -----------   ----------
   Ending units.............................       933,307      690,257    (1,419,968)   2,210,557
                                               ===========   ==========   ===========   ==========

                                                     ACVPVal                CVSSEP
                                               ----------------------   ----------------
Investment activity:                              2002         2001       2002      2001
                                               ----------   ---------   ---------   ----
   Net investment income (loss).............       43,050      63,216        (933)   --
   Realized gain (loss) on investments......     (129,120)    236,443         (48)   --
   Change in unrealized gain (loss)
      on investments........................   (1,627,865)    519,108     (78,830)   --
   Reinvested capital gains.................      453,115          --          --    --
                                               ----------   ---------   ---------   ---
   Net increase (decrease) in
      contract owners' equity
      resulting from operations.............   (1,260,820)    818,767     (79,811)   --
                                               ----------   ---------   ---------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............      849,176     382,420          --    --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........         --     2,205,842          --    --
   Transfers between funds..................    2,037,332   3,033,687   3,091,541    --
   Surrenders (note 6)......................     (330,249)         --          --    --
   Death benefits (note 4)..................       (3,820)     (6,765)         --    --
   Policy loans (net of repayments) (note 5)           --          --          --    --
   Deductions for surrender charges.........           --          --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................     (240,457)   (155,173)     (9,244)   --
                                               ----------   ---------   ---------   ---
         Net equity transactions............    2,311,982   5,460,011   3,082,297    --
                                               ----------   ---------   ---------   ---

Net change in contract owners' equity.......    1,051,162   6,278,778   3,002,486    --
Contract owners' equity beginning
   of period................................    7,381,419   1,102,641          --    --
                                               ----------   ---------   ---------   ---
Contract owners' equity end of period.......    8,432,581   7,381,419   3,002,486    --
                                               ==========   =========   =========   ===
CHANGES IN UNITS:
   Beginning units..........................      602,664     101,219          --    --
                                               ----------   ---------   ---------   ---
   Units purchased..........................      701,777     515,782     292,051    --
   Units redeemed...........................     (516,730)    (14,337)         --    --
                                               ----------   ---------   ---------   ---
   Ending units.............................      787,711     602,664     292,051    --
                                               ==========   =========   =========   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   ComGVITVal             CSGPVen              CSIntEq             CSLCapV
                                               ------------------   -------------------   ------------------   -----------------
Investment activity:                             2002       2001      2002       2001       2002      2001       2002     2001
                                               --------  --------   --------  ---------   --------  --------   -------  --------
   Net investment income (loss).............   $  1,745    31,839     (1,818)    (3,169)      (924)   (1,150)    1,880    (1,099)
   Realized gain (loss) on investments......    (98,434) (441,358)  (215,307)  (687,421)   (18,477) (174,618)   (8,880)   (6,421)
   Change in unrealized gain (loss)
      on investments........................     19,308    11,840     10,436    334,138       (330)   88,134   (54,098)  (24,223)
   Reinvested capital gains.................         --        --         --         --         --        --        --        --
                                               --------  --------   --------  ---------   --------  --------   -------  --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........    (77,381) (397,679)  (206,689)  (356,452)   (19,731)  (87,634)  (61,098)  (31,743)
                                               --------  --------   --------  ---------   --------  --------   -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     13,865   383,026     23,873    195,660    (89,065)  119,662    46,109    34,245
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........         --        --         --    213,808         --   164,306        --        --
   Transfers between funds..................   (158,523)  109,167    138,677   (612,762)        --  (147,711)  146,676  (155,610)
   Surrenders (note 6)......................    (67,507)       --   (153,184)        --    (30,981)  (67,369)       --   (14,457)
   Death benefits (note 4)..................     (1,019)     (866)    (1,709)       (98)      (981)     (826)     (172)       --
   Policy loans (net of repayments) (note 5)         --        --         --         --         --   (87,288)       --        --
   Deductions for surrender charges.........         --        --         --         --         --        --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................     (9,074)  (10,927)   (12,816)   (20,102)   (43,477)  (12,903)   (4,798)   (8,241)
                                               --------  --------   --------  ---------   --------  --------   -------  --------
         Net equity transactions............   (222,258)  480,400     (5,159)  (223,494)   (77,550)  (32,129)  187,815  (144,063)
                                               --------  --------   --------  ---------   --------  --------   -------  --------

Net change in contract owners' equity.......   (299,639)   82,721   (211,848)  (579,946)   (97,281) (119,763)  126,717  (175,806)
Contract owners' equity beginning
   of period................................    334,947   252,226    511,568  1,091,514    181,445   301,208   104,706   280,512
                                               --------  --------   --------  ---------   --------  --------   -------  --------
Contract owners' equity end of period.......   $ 35,308   334,947    299,720    511,568     84,164   181,445   231,423   104,706
                                               ========  ========   ========  =========   ========  ========   =======  ========
CHANGES IN UNITS:
   Beginning units..........................     34,435    22,688     60,385     91,578     23,360    30,020     9,126    24,581
                                               --------  --------   --------  ---------   --------  --------   -------  --------
   Units purchased..........................      3,567    16,777     79,363     39,361     91,295    32,324    38,986     2,988
   Units redeemed...........................    (33,139)   (5,030)   (86,000)   (70,554)  (101,119)  (38,984)  (21,922)  (18,443)
                                               --------  --------   --------  ---------   --------  --------   -------  --------
   Ending units.............................      4,863    34,435     53,748     60,385     13,536    23,360    26,190     9,126
                                               ========  ========   ========  =========   ========  ========   =======  ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      CSSmCapGr               DryMidCapIx
                                               -----------------------   ----------------------
Investment activity:                               2002         2001        2002        2001
                                               -----------   ---------   ---------   ----------
   Net investment income (loss).............   $   (11,274)    (16,398)       (341)       2,368
   Realized gain (loss) on investments......    (1,767,511)    (79,794)    (92,155)     (59,087)
   Change in unrealized gain (loss)
      on investments........................        99,740     (76,112)   (148,539)      17,444
   Reinvested capital gains.................            --          --       7,781       20,120
                                               -----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........    (1,679,045)   (172,304)   (233,254)     (19,155)
                                               -----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............       236,391     326,252      77,813      603,025
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........            --   3,919,803          --      539,155
   Transfers between funds..................       (42,410)  1,647,406     (35,360)  (1,001,002)
   Surrenders (note 6)......................    (3,566,304)         --    (359,321)          --
   Death benefits (note 4)..................        (1,386)         --      (1,991)          --
   Policy loans (net of repayments) (note 5)            --          --          --           --
   Deductions for surrender charges.........            --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................       (83,720)   (107,285)    (29,094)     (40,731)
                                               -----------   ---------   ---------   ----------
         Net equity transactions............    (3,457,429)  5,786,176    (347,953)     100,447
                                               -----------   ---------   ---------   ----------

Net change in contract owners' equity.......    (5,136,474)  5,613,872    (581,207)      81,292
Contract owners' equity beginning
   of period................................     5,613,872          --   1,253,498    1,172,206
                                               -----------   ---------   ---------   ----------
Contract owners' equity end of period.......   $   477,398   5,613,872     672,291    1,253,498
                                               ===========   =========   =========   ==========
CHANGES IN UNITS:
   Beginning units..........................       623,977          --      93,948       86,361
                                               -----------   ---------   ---------   ----------
   Units purchased..........................       416,658     681,322      65,934       85,540
   Units redeemed...........................      (960,474)    (57,345)   (100,350)     (77,953)
                                               -----------   ---------   ---------   ----------
   Ending units.............................        80,161     623,977      59,532       93,948
                                               ===========   =========   =========   ==========

                                                   DryEuroEq            DrySRGro
                                               -----------------   -------------------
Investment activity:                             2002      2001      2002       2001
                                               -------   -------   --------   --------
   Net investment income (loss).............      (195)     (201)      (497)    (1,119)
   Realized gain (loss) on investments......   (18,903)  (74,047)  (165,654)   (80,689)
   Change in unrealized gain (loss)
      on investments........................       194      (209)    38,281     (4,629)
   Reinvested capital gains.................        --        --         --         --
                                               -------   -------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........   (18,904)  (74,457)  (127,870)   (86,437)
                                               -------   -------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     1,110   162,131     30,408    376,791
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........        --        --         --    211,705
   Transfers between funds..................    15,568   (84,339)   (89,635)  (303,365)
   Surrenders (note 6)......................        --        --         --         --
   Death benefits (note 4)..................        --        --       (933)    (1,291)
   Policy loans (net of repayments) (note 5)        --        --         --         (8)
   Deductions for surrender charges.........        --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................    (1,095)     (846)    (9,866)   (10,226)
                                               -------   -------   --------   --------
         Net equity transactions............    15,583    76,946    (70,026)   273,606
                                               -------   -------   --------   --------

Net change in contract owners' equity.......    (3,321)    2,489   (197,896)   187,169
Contract owners' equity beginning
   of period................................     3,321       832    487,118    299,949
                                               -------   -------   --------   --------
Contract owners' equity end of period.......        --     3,321    289,222    487,118
                                               =======   =======   ========   ========
CHANGES IN UNITS:
   Beginning units..........................       368        66     49,368     23,442
                                               -------   -------   --------   --------
   Units purchased..........................    16,124    14,944     38,713     54,969
   Units redeemed...........................   (16,492)  (14,642)   (46,887)   (29,043)
                                               -------   -------   --------   --------
   Ending units.............................        --       368     41,194     49,368
                                               =======   =======   ========   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                                   DryStkIx                  DryVIFApp
                                                         --------------------------   -----------------------
Investment activity:                                         2002           2001         2002         2001
                                                         ------------   -----------   ----------   ----------
   Net investment income (loss).......................   $    376,422       364,717       33,097       76,920
   Realized gain (loss) on investments................     (9,331,760)   (3,920,795)  (2,232,103)    (141,412)
   Change in unrealized gain (loss)
      on investments..................................     (2,037,905)   (2,548,204)     113,572     (931,436)
   Reinvested capital gains...........................             --       257,859           --           --
      Net increase (decrease) in contract owners'        ------------   -----------   ----------   ----------
         equity resulting from operations.............    (10,993,243)   (5,846,423)  (2,085,434)    (995,928)
                                                         ------------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 6).................................      7,833,246    13,232,101      832,320    1,103,111
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1).....................             --    15,017,570           --   10,751,709
   Transfers between funds............................     (5,094,505)  (18,598,359)     662,105    1,049,910
   Surrenders (note 6)................................    (10,889,837)     (421,068)  (8,288,157)     (40,685)
   Death benefits (note 4)............................        (60,450)      (41,483)      (4,202)        (955)
   Policy loans (net of repayments) (note 5)..........             --      (291,850)          --           --
   Deductions for surrender charges...................             --            --           --           --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c)....     (1,066,290)   (1,338,952)    (253,167)    (298,327)
                                                         ------------   -----------   ----------   ----------
         Net equity transactions......................     (9,277,836)    7,557,959   (7,051,101)  12,564,763
                                                         ------------   -----------   ----------   ----------

Net change in contract owners' equity.................    (20,271,079)    1,711,536   (9,136,535)  11,568,835
Contract owners' equity beginning of period...........     48,873,124    47,161,588   14,713,743    3,144,908
                                                         ------------   -----------   ----------   ----------
Contract owners' equity end of period.................   $ 28,602,045    48,873,124    5,577,208   14,713,743
                                                         ============   ===========   ==========   ==========
CHANGES IN UNITS:
   Beginning units....................................      4,709,891     3,995,395    1,344,510      259,664
                                                         ------------   -----------   ----------   ----------
   Units purchased....................................      3,517,549     2,789,095    1,005,374    1,230,783
   Units redeemed.....................................     (4,564,528)   (2,074,599)  (1,738,408)    (145,937)
                                                         ------------   -----------   ----------   ----------
   Ending units.......................................      3,662,912     4,709,891      611,476    1,344,510
                                                         ============   ===========   ==========   ==========

                                                             DryVIFGrInc             FGVITHiInc
                                                         -------------------   ----------------------
Investment activity:                                       2002        2001       2002         2001
                                                         --------   --------   ----------   ---------
   Net investment income (loss).......................      1,711      1,134       93,366     197,572
   Realized gain (loss) on investments................   (183,493)   (46,517)     (75,541)   (262,553)
   Change in unrealized gain (loss)
      on investments..................................     (2,931)    13,282       53,546     118,075
   Reinvested capital gains...........................         --     11,527           --          --
      Net increase (decrease) in contract owners'        --------   --------   ----------   ---------
         equity resulting from operations.............   (184,713)   (20,574)      71,371      53,094
                                                         --------   --------   ----------   ---------
Equity transactions:
   Purchase payments received from contract
      owners (note 6).................................     20,288    140,099      413,881     230,416
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1).....................         --    875,283           --          --
   Transfers between funds............................     87,272    (13,452)  (1,464,679)    396,173
   Surrenders (note 6)................................   (252,773)  (139,333)          --     (15,042)
   Death benefits (note 4)............................       (799)        --           --          --
   Policy loans (net of repayments) (note 5)..........         --   (171,256)          --          --
   Deductions for surrender charges...................         --         --           --          --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c)....    (21,838)   (28,185)     (46,066)   (104,282)
                                                         --------   --------   ----------   ---------
         Net equity transactions......................   (167,850)   663,156   (1,096,864)    507,265
                                                         --------   --------   ----------   ---------

Net change in contract owners' equity.................   (352,563)   642,582   (1,025,493)    560,359
Contract owners' equity beginning of period...........    642,582         --    1,980,341   1,419,982
                                                         --------   --------   ----------   ---------
Contract owners' equity end of period.................    290,019    642,582      954,848   1,980,341
                                                         ========   ========   ==========   =========
CHANGES IN UNITS:
   Beginning units....................................     67,090         --      202,186      150,482
                                                         --------   --------   ----------   ----------
   Units purchased....................................    119,588    101,682       72,279       63,985
   Units redeemed.....................................   (146,066)   (34,592)    (179,876)     (12,281)
                                                         --------   --------   ----------   ----------
   Ending units.......................................     40,612     67,090       94,589      202,186
                                                         ========   ========   ==========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         FedQualBd              FidVIPEI
                                                  ----------------------   ---------------------
Investment activity:                                 2002         2001       2002        2001
                                                  ----------   ---------   --------   ----------
   Net investment income (loss)................   $   38,932       5,418      3,624       (6,973)
   Realized gain (loss) on investments.........       59,225      10,031    (84,883)      25,942
   Change in unrealized gain (loss)
      on investments...........................       39,538      11,973     (5,615)      15,677
   Reinvested capital gains....................       16,725         688      6,307           --
                                                  ----------   ---------   --------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............      154,420      28,110    (80,567)      34,646
                                                  ----------   ---------   --------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       45,279      50,762     17,731           --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --          --         --    2,324,957
   Transfers between funds.....................      758,200     707,816    (78,617)  (1,363,138)
   Surrenders (note 6).........................      (43,659)         --   (232,748)    (196,492)
   Death benefits (note 4).....................       (3,607)       (778)      (708)          --
   Policy loans (net of repayments) (note 5)...           --         601         --     (240,716)
   Deductions for surrender charges............           --          --         --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (55,391)    (18,719)    (8,660)     (75,407)
                                                  ----------   ---------   --------   ----------
         Net equity transactions...............      700,822     739,682   (303,002)     449,204
                                                  ----------   ---------   --------   ----------

Net change in contract owners' equity..........      855,242     767,792   (383,569)     483,850
Contract owners' equity beginning
   of period...................................    1,021,878     254,086    483,850           --
                                                  ----------   ---------   --------   ----------
Contract owners' equity end of period..........   $1,877,120   1,021,878    100,281      483,850
                                                  ==========   =========   ========   ==========
CHANGES IN UNITS:
   Beginning units.............................       87,721      23,465     50,510           --
                                                  ----------   ---------   --------   ----------
   Units purchased.............................      280,193      65,971     28,820      245,299
   Units redeemed..............................     (220,347)     (1,715)   (66,711)    (194,789)
                                                  ----------   ---------   --------   ----------
   Ending units................................      147,567      87,721     12,619       50,510
                                                  ==========   =========   ========   ==========

                                                         FidVIPEIS                 FidVIPGr
                                                  ----------------------   ----------------------
Investment activity:                                 2002         2001        2002        2001
                                                  ----------   ---------   ----------   ---------
   Net investment income (loss)................       45,690      43,104         (522)    (21,206)
   Realized gain (loss) on investments.........     (487,817)   (286,904)    (756,821)    (44,473)
   Change in unrealized gain (loss)
      on investments...........................     (880,156)    121,115   (1,251,260)   (320,173)
   Reinvested capital gains....................       89,393     169,378           --          --
                                                  ----------   ---------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (1,232,890)     46,693   (2,008,603)   (385,852)
                                                  ----------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      320,409   1,168,811      151,801     161,294
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --          --           --   2,990,597
   Transfers between funds.....................    1,156,512      66,701     (252,396)  4,054,865
   Surrenders (note 6).........................           --          --     (449,922)         --
   Death benefits (note 4).....................       (2,187)       (610)      (1,809)         --
   Policy loans (net of repayments) (note 5)...           --       1,640           --          --
   Deductions for surrender charges............           --          --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (135,765)    (92,084)    (123,556)   (129,265)
                                                  ----------   ---------   ----------   ---------
         Net equity transactions...............    1,338,969   1,144,458     (675,882)  7,077,491
                                                  ----------   ---------   ----------   ---------

Net change in contract owners' equity..........      106,079   1,191,151   (2,684,485)  6,691,639
Contract owners' equity beginning
   of period...................................    3,727,351   2,536,200    6,691,639          --
                                                  ----------   ---------   ----------   ---------
Contract owners' equity end of period..........    3,833,430   3,727,351    4,007,154   6,691,639
                                                  ==========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units                                   348,625     224,240      782,177          --
                                                  ----------   ---------   ----------   ---------
   Units purchased                                   485,719     132,997      818,450     943,977
   Units redeemed                                   (401,545)     (8,612)    (929,775)   (161,800)
                                                  ----------   ---------   ----------   ---------
   Ending units                                      432,799     348,625      670,852     782,177
                                                  ==========   =========   ==========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       FidVIPGrS                FidVIPHI
                                               ------------------------   ----------------------
Investment activity:                              2002          2001         2002        2001
                                               -----------   ----------   ----------   ---------
   Net investment income (loss).............   $   (21,355)     (58,225)     214,164      (5,885)
   Realized gain (loss) on investments......    (1,574,319)  (4,491,612)    (520,589)    (62,359)
   Change in unrealized gain (loss)
      on investments........................    (4,469,066)  (1,407,400)     281,904    (218,029)
   Reinvested capital gains.................            --    1,482,587           --          --
                                               -----------   ----------   ----------   ---------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations.............    (6,064,740)  (4,474,650)     (24,521)   (286,273)
                                               -----------   ----------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     4,570,364    5,250,151          479       9,168
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........            --           --           --   1,301,973
   Transfers between funds..................      (212,070)  (7,939,499)     705,473   1,195,650
   Surrenders (note 6)......................       (64,018)          --   (1,313,120)         --
   Death benefits (note 4)..................       (16,042)      (3,184)        (370)         --
   Policy loans (net of repayments)
      (note 5)..............................            --           --           --          --
   Deductions for surrender charges.........            --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................      (305,842)    (391,443)     (34,872)    (31,983)
                                               -----------   ----------   ----------   ---------
         Net equity transactions............     3,972,392   (3,083,975)    (642,410)  2,474,808
                                               -----------   ----------   ----------   ---------

Net change in contract owners' equity.......    (2,092,348)  (7,558,625)    (666,931)  2,188,535
Contract owners' equity beginning
   of period................................    16,332,678   23,891,303    2,188,535          --
                                               -----------   ----------   ----------   ---------
Contract owners' equity end of period.......   $14,240,330   16,332,678    1,521,604   2,188,535
                                               ===========   ==========   ==========   =========
CHANGES IN UNITS:
   Beginning units..........................     1,545,524    1,796,938      248,600          --
                                               -----------   ----------   ----------   ---------
   Units purchased..........................       602,369      451,102      242,204     259,183
   Units redeemed...........................      (196,401)    (702,516)    (323,501)    (10,583)
                                               -----------   ----------   ----------   ---------
   Ending units.............................     1,951,492    1,545,524      167,303     248,600
                                               ===========   ==========   ==========   =========

                                                      FidVIPHIS                FidVIPOv
                                               ----------------------   ----------------------
Investment activity:                             2002         2001         2002         2001
                                               ---------   ----------   ----------   ---------
   Net investment income (loss).............     147,221      474,537       12,307      (9,332)
   Realized gain (loss) on investments......    (196,970)  (1,087,510)    (619,027)   (102,825)
   Change in unrealized gain (loss)
      on investments........................     106,150      363,540      310,753    (396,556)
   Reinvested capital gains.................          --           --           --          --
                                               ---------   ----------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..........      56,401     (249,433)    (295,967)   (508,713)
                                               ---------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6)..............     509,475      814,189       91,928      92,553
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...........          --           --           --   2,867,080
   Transfers between funds..................   1,250,961   (1,335,208)     240,325     338,393
   Surrenders (note 6)......................     (69,723)     (59,607)  (2,201,276)    (57,969)
   Death benefits (note 4)..................      (1,298)        (891)      (4,541)         --
   Policy loans (net of repayments)
      (note 5)..............................          --           --           --     (71,279)
   Deductions for surrender charges.........          --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).....................    (102,176)     (76,151)     (38,746)    (64,506)
                                               ---------   ----------   ----------   ---------
         Net equity transactions............   1,587,239     (657,668)  (1,912,310)  3,104,272
                                               ---------   ----------   ----------   ---------

Net change in contract owners' equity.......   1,643,640     (907,101)  (2,208,277)  2,595,559
Contract owners' equity beginning
   of period................................   1,085,506    1,992,607    2,595,559          --
                                               ---------   ----------   ----------   ---------
Contract owners' equity end of period.......   2,729,146    1,085,506      387,282   2,595,559
                                               =========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units..........................     165,596      266,741      329,072          --
                                               ---------   ----------   ----------   ---------
   Units purchased..........................     529,927      112,586      239,079     398,916
   Units redeemed...........................    (293,534)    (213,731)    (506,498)    (69,844)
                                               ---------   ----------   ----------   ---------
   Ending units.............................     401,989      165,596       61,653     329,072
                                               =========   ==========   ==========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         FidVIPOvS                 FidVIPAM
                                                  -----------------------   ----------------------
Investment activity:                                 2002         2001         2002         2001
                                                  ----------   ----------   ----------   ---------
   Net investment income (loss)................   $   11,608      149,964      329,361     (30,956)
   Realized gain (loss) on investments.........     (300,416)  (1,513,483)  (1,188,802)   (131,908)
   Change in unrealized gain (loss)
      on investments...........................     (548,641)     (27,002)     (90,138)    (15,731)
   Reinvested capital gains....................           --      264,927           --          --
                                                  ----------   ----------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............     (837,449)  (1,125,594)    (949,579)   (178,595)
                                                  ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      804,162    1,649,492      127,676     405,990
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --           --           --   7,508,670
   Transfers between funds.....................      175,112     (365,953)     620,125   1,480,175
   Surrenders (note 6).........................     (272,158)     (36,473)  (6,124,837)         --
   Death benefits (note 4).....................         (373)      (6,028)      (3,587)         --
   Policy loans (net of repayments) (note 5)...           --          202           --          --
   Deductions for surrender charges............           --           --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (164,144)    (155,082)    (142,353)   (175,750)
                                                  ----------   ----------   ----------   ---------
         Net equity transactions...............      542,599    1,086,158   (5,522,976)  9,219,085
                                                  ----------   ----------   ----------   ---------

Net change in contract owners' equity..........     (294,850)     (39,436)  (6,472,555)  9,040,490
Contract owners' equity beginning
   of period...................................    3,375,169    3,414,605    9,040,490          --
                                                  ----------   ----------   ----------   ---------
Contract owners' equity end of period..........   $3,080,319    3,375,169    2,567,935   9,040,490
                                                  ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units.............................      396,195      314,294      930,387          --
                                                  ----------   ----------   ----------   ---------
   Units purchased.............................      311,158      170,719      714,872     950,697
   Units redeemed..............................     (252,879)     (88,818)  (1,355,346)    (20,310)
                                                  ----------   ----------   ----------   ---------
   Ending units................................      454,474      396,195      289,913     930,387
                                                  ==========   ==========   ==========   =========

                                                        FidVIPCon               FidVIPConS
                                                  ---------------------   ---------------------
Investment activity:                                 2002       2001         2002       2001
                                                  ---------   ---------   ---------   ---------
   Net investment income (loss)................       5,462      (3,878)     20,503      13,459
   Realized gain (loss) on investments.........    (103,877)    (20,961)   (420,783)   (636,098)
   Change in unrealized gain (loss)
      on investments...........................      14,877     (13,960)   (182,776)   (259,155)
   Reinvested capital gains....................          --          --          --     142,864
                                                  ---------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............     (83,538)    (38,799)   (583,056)   (738,930)
                                                  ---------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       1,230     145,149   1,667,609   1,981,769
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............          --   1,343,784          --          --
   Transfers between funds.....................    (282,481)   (132,446)   (527,572)   (968,767)
   Surrenders (note 6).........................    (585,597)         --    (268,751)   (185,002)
   Death benefits (note 4).....................      (1,815)         --      (1,255)     (6,373)
   Policy loans (net of repayments) (note 5)...          --          --          --          --
   Deductions for surrender charges............          --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (35,329)    (36,495)   (236,329)   (247,718)
                                                  ---------   ---------   ---------   ---------
         Net equity transactions...............    (903,992)  1,319,992     633,702     573,909
                                                  ---------   ---------   ---------   ---------

Net change in contract owners' equity..........    (987,530)  1,281,193      50,646    (165,021)
Contract owners' equity beginning
   of period...................................   1,281,193          --   5,528,483   5,693,504
                                                  ---------   ---------   ---------   ---------
Contract owners' equity end of period..........     293,663   1,281,193   5,579,129   5,528,483
                                                  =========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units.............................     141,885          --     486,210     437,066
                                                  ---------   ---------   ---------   ---------
   Units purchased.............................     101,801     157,160     340,386     171,757
   Units redeemed..............................    (207,756)    (15,275)   (284,094)   (122,613)
                                                  ---------   ---------   ---------   ---------
   Ending units................................      35,930     141,885     542,502     486,210
                                                  =========   =========   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        FidVIPGrOp             FidVIPGrOpS         FidVIPValStS    GVITEmMrkts
                                                  ---------------------   ---------------------   -------------   -------------
Investment activity:                                 2002        2001        2002        2001      2002    2001    2002    2001
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
   Net investment income (loss)................   $   7,666      (3,302)      5,119      (2,650)     (47)   --        --    --
   Realized gain (loss) on investments.........     (48,878)   (127,184)   (190,391)   (626,036)      33    --        67    --
   Change in unrealized gain (loss)
      on investments...........................    (137,098)    (34,618)    (62,429)    158,300    1,822    --        --    --
   Reinvested capital gains....................          --          --          --          --       --    --        --    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (178,310)   (165,104)   (247,701)   (470,386)   1,808    --        67    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................         809      63,071      29,604     720,861       --    --     4,295    --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............          --     480,327          --          --       --    --        --    --
   Transfers between funds.....................     197,270     960,556    (624,905)   (341,106)  27,136    --    (4,355)   --
   Surrenders (note 6).........................     (59,919)   (174,839)         --          --       --    --        --    --
   Death benefits (note 4).....................          --          --     (22,530)    (24,776)      --    --        --    --
   Policy loans (net of repayments) (note 5)...          --    (218,509)         --          --       --    --        --    --
   Deductions for surrender charges............          --          --          --          --       --    --        --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (20,986)    (29,468)    (44,468)    (79,677)    (724)   --        (7)   --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
         Net equity transactions...............     117,174   1,081,138    (662,299)    275,302   26,412    --       (67)   --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----

Net change in contract owners' equity..........     (61,136)    916,034    (910,000)   (195,084)  28,220    --        --    --
Contract owners' equity beginning
   of period...................................     916,034          --   2,035,794   2,230,878       --    --        --    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
Contract owners' equity end of period..........   $ 854,898     916,034   1,125,794   2,035,794   28,220    --        --    --
                                                  =========   =========   =========   =========   ======   ====   ======   ====
CHANGES IN UNITS:
   Beginning units.............................     103,589          --     248,120     231,706       --    --        --    --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
   Units purchased.............................     147,319     149,754      51,462      85,852    3,867    --       491    --
   Units redeemed..............................    (127,087)    (46,165)   (123,488)    (69,438)     (99)   --      (491)   --
                                                  ---------   ---------   ---------   ---------   ------   ----   ------   ----
   Ending units................................     123,821     103,589     176,094     248,120    3,768    --        --    --
                                                  =========   =========   =========   =========   ======   ====   ======   ====

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    GVITGITech             GVITGvtBd                GVITGrowth           GVITIntGro
                                                  ---------------   -----------------------   -----------------------   -----------
Investment activity:                                2002     2001      2002         2001        2002          2001      2002   2001
                                                  --------   ----   ----------   ----------   ----------   ----------   ----   ----
   Net investment income (loss)................   $    (51)   --     2,830,895    2,071,172       (4,992)      (9,221)    --    --
   Realized gain (loss) on investments.........         (7)   --     1,583,209    1,143,208   (1,012,331)  (1,201,156)    (3)   --
   Change in unrealized gain (loss)
      on investments...........................    (40,076)   --     1,617,021   (1,179,115)     509,235      462,412     --    --
   Reinvested capital gains....................         --    --       596,999       84,887           --           --     --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (40,134)   --     6,628,124    2,120,152     (508,088)    (747,965)    (3)   --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................         --    --     7,416,403    4,114,602      352,369    1,115,129    320    --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --    --            --    4,230,129           --      493,585     --    --
   Transfers between funds.....................    248,357    --     4,445,216   38,315,114     (876,631)    (486,078)  (317)   --
   Surrenders (note 6).........................         --    --    (3,437,645)     (20,209)    (540,704)     (69,524)    --    --
   Death benefits (note 4).....................         --    --       (91,823)     (49,141)      (1,205)        (936)    --    --
   Policy loans (net of repayments) (note 5)...         --    --            --        1,219           --           --     --    --
   Deductions for surrender charges............         --    --            --           --           --           --     --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................         (1)   --    (1,443,726)    (997,186)     (58,392)     (83,646)    --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
         Net equity transactions...............    248,356    --     6,888,425   45,594,528   (1,124,563)     968,530      3    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---

Net change in contract owners' equity..........    208,222    --    13,516,549   47,714,680   (1,632,651)     220,565     --    --
Contract owners' equity beginning
   of period...................................         --    --    63,083,226   15,368,546    2,364,565    2,144,000     --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
Contract owners' equity end of period..........   $208,222    --    76,599,775   63,083,226      731,914    2,364,565     --    --
                                                  ========   ===    ==========   ==========   ==========   ==========   ====   ===
CHANGES IN UNITS:
   Beginning units.............................         --    --     5,107,172    1,340,109      388,409      252,079     --    --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
   Units purchased.............................    106,277    --     3,658,602    3,854,836      175,108      226,417     60    --
   Units redeemed..............................         --    --    (3,194,838)     (87,773)    (395,007)     (90,087)   (60)   --
                                                  --------   ---    ----------   ----------   ----------   ----------   ----   ---
   Ending units................................    106,277    --     5,570,936    5,107,172      168,510      388,409     --    --
                                                  ========   ===    ==========   ==========   ==========   ==========   ====   ===

                                                                     (Continued)
                                       23

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           GVITMyMkt               GVITMyMkt5
                                                  --------------------------   -----------------
Investment activity:                                  2002          2001          2002      2001
                                                  ------------   -----------   ----------   ----
   Net investment income (loss)................   $    843,984     2,730,599       57,950     --
   Realized gain (loss) on investments.........             --            --           --     --
   Change in unrealized gain (loss)
      on investments...........................             --            --           --     --
   Reinvested capital gains....................             --            --           --     --
                                                  ------------   -----------   ----------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............        843,984     2,730,599       57,950     --
                                                  ------------   -----------   ----------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     19,040,490    38,508,862    2,634,850     --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............             --    21,745,483           --     --
   Transfers between funds.....................    (54,008,936)  (37,474,089)  51,764,533     --
   Surrenders (note 6).........................     (7,507,154)   (3,218,996)     (13,537)    --
   Death benefits (note 4).....................        (82,708)       (8,884)          --     --
   Policy loans (net of repayments) (note 5)...             --     2,857,013           --     --
   Deductions for surrender charges............             --            --           --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (1,956,517)   (1,550,212)    (206,778)    --
                                                  ------------   -----------   ----------    ---
         Net equity transactions...............    (44,514,825)   20,859,177   54,179,068     --
                                                  ------------   -----------   ----------    ---

Net change in contract owners' equity..........    (43,670,841)   23,589,776   54,237,018     --
Contract owners' equity beginning
   of period...................................     90,634,539    67,044,763           --     --
                                                  ------------   -----------   ----------    ---
Contract owners' equity end of period..........   $ 46,963,698    90,634,539   54,237,018     --
                                                  ============   ===========   ==========    ===
CHANGES IN UNITS:
   Beginning units.............................      7,739,335     5,904,882           --     --
                                                  ------------   -----------   ----------    ---
   Units purchased.............................      6,489,634     5,341,826    5,632,296     --
   Units redeemed..............................    (10,226,975)   (3,507,373)    (217,538)    --
                                                  ------------   -----------   ----------    ---
   Ending units................................      4,001,994     7,739,335    5,414,758     --
                                                  ============   ===========   ==========    ===

                                                     NWGVITStrVal           GVITSmCapGr
                                                  ------------------   ----------------------
Investment activity:                                2002       2001      2002         2001
                                                  --------   -------   ---------   ----------
   Net investment income (loss)................     (1,959)      678      (2,571)      (4,099)
   Realized gain (loss) on investments.........    (56,976)  (32,653)   (104,224)     270,982
   Change in unrealized gain (loss)
      on investments...........................    (84,016)   (2,672)   (172,109)    (501,956)
   Reinvested capital gains....................         --       783          --           --
                                                  --------   -------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (142,951)  (33,864)   (278,904)    (235,073)
                                                  --------   -------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      9,081   114,266       2,734       43,044
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --        --          --           --
   Transfers between funds.....................   (231,660)  728,388   2,278,591     (388,050)
   Surrenders (note 6).........................         --        --          --   (1,517,558)
   Death benefits (note 4).....................         --        --        (491)          --
   Policy loans (net of repayments) (note 5)...         --        --          --           --
   Deductions for surrender charges............         --        --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (13,747)  (13,573)    (14,314)     (22,265)
                                                  --------   -------   ---------   ----------
         Net equity transactions...............   (236,326)  829,081   2,266,520   (1,884,829)
                                                  --------   -------   ---------   ----------

Net change in contract owners' equity..........   (379,277)  795,217   1,987,616   (2,119,902)
Contract owners' equity beginning
   of period...................................    795,490       273     232,453    2,352,355
                                                  --------   -------   ---------   ----------
Contract owners' equity end of period..........    416,213   795,490   2,220,069      232,453
                                                  ========   =======   =========   ==========
CHANGES IN UNITS:
   Beginning units.............................     87,806        29      15,332      137,119
                                                  --------   -------   ---------   ----------
   Units purchased.............................     49,377    89,305     258,438        7,259
   Units redeemed..............................    (75,700)   (1,528)    (54,487)    (129,046)
                                                  --------   -------   ---------   ----------
   Ending units................................     61,483    87,806     219,283       15,332
                                                  ========   =======   =========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        GVITSmCapVal               GVITSmComp
                                                  -----------------------   -----------------------
Investment activity:                                  2002         2001        2002         2001
                                                  -----------   ---------   ----------   ----------
   Net investment income (loss)................   $   (21,445)    (23,476)     (30,389)     (28,133)
   Realized gain (loss) on investments.........      (913,461)     57,293     (302,191)  (1,398,205)
   Change in unrealized gain (loss)
      on investments...........................    (1,633,978)    470,568   (1,358,922)     656,917
   Reinvested capital gains....................       173,596     525,879           --           --
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (2,395,288)  1,030,264   (1,691,502)    (769,421)
                                                  -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       500,247     853,037      691,300    1,750,825
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --   4,217,017           --    1,864,063
   Transfers between funds.....................      (179,027)   (554,439)    (862,079)   1,465,195
   Surrenders (note 6).........................      (456,828)    (55,941)    (254,707)     (74,076)
   Death benefits (note 4).....................        (4,457)     (6,301)     (23,372)     (17,438)
   Policy loans (net of repayments) (note 5)...            --          --           --        1,207
   Deductions for surrender charges............            --          --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (202,701)   (178,376)    (290,638)    (320,001)
                                                  -----------   ---------   ----------   ----------
         Net equity transactions...............      (342,766)  4,274,997     (739,496)   4,669,775
                                                  -----------   ---------   ----------   ----------

Net change in contract owners' equity..........    (2,738,054)  5,305,261   (2,430,998)   3,900,354
Contract owners' equity beginning
   of period...................................     7,765,624   2,460,363    9,756,252    5,855,898
                                                  -----------   ---------   ----------   ----------
Contract owners' equity end of period..........   $ 5,027,570   7,765,624    7,325,254    9,756,252
                                                  ===========   =========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.............................       501,921     203,318      744,925      415,566
                                                  -----------   ---------   ----------   ----------
   Units purchased.............................       350,531     339,817      438,772      602,791
   Units redeemed..............................      (406,317)    (41,214)    (506,792)    (273,432)
                                                  -----------   ---------   ----------   ----------
   Ending units................................       446,135     501,921      676,905      744,925
                                                  ===========   =========   ==========   ==========

                                                        GVITTotRt               GVITWLead
                                                  ---------------------   ----------------------
Investment activity:                                 2002        2001        2002         2001
                                                  ---------   ---------   ----------   ---------
   Net investment income (loss)................      20,456       3,428        8,956      15,310
   Realized gain (loss) on investments.........     (16,623)   (100,828)    (607,570)    (49,789)
   Change in unrealized gain (loss)
      on investments...........................    (434,761)     88,629      309,207    (156,810)
   Reinvested capital gains....................          --       9,429           --          --
                                                  ---------   ---------   ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............    (430,928)        658     (289,407)   (191,289)
                                                  ---------   ---------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      94,538      44,486       17,839     447,066
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............          --      14,525           --          --
   Transfers between funds.....................   4,004,455   1,674,384      (31,708)    (75,776)
   Surrenders (note 6).........................          --          --     (828,977)         --
   Death benefits (note 4).....................        (104)         --          (73)       (127)
   Policy loans (net of repayments) (note 5)...          --          --           --         407
   Deductions for surrender charges............          --          --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (62,732)    (23,709)     (19,191)    (22,710)
                                                  ---------   ---------   ----------   ---------
         Net equity transactions...............   4,036,157   1,709,686     (862,110)    348,860
                                                  ---------   ---------   ----------   ---------

Net change in contract owners' equity..........   3,605,229   1,710,344   (1,151,517)    157,571
Contract owners' equity beginning
   of period...................................   1,903,761     193,417    1,185,387   1,027,816
                                                  ---------   ---------   ----------   ---------
Contract owners' equity end of period..........   5,508,990   1,903,761       33,870   1,185,387
                                                  =========   =========   ==========   =========
CHANGES IN UNITS:
   Beginning units.............................     205,773      18,361      132,145      92,654
                                                  ---------   ---------   ----------   ---------
   Units purchased.............................     616,758     188,503      129,502      49,546
   Units redeemed..............................     (99,790)     (1,091)    (256,588)    (10,055)
                                                  ---------   ---------   ----------   ---------
   Ending units................................     722,741     205,773        5,059     132,145
                                                  =========   =========   ==========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          JPMorBal              JanBal              JanCapAp
                                                  -----------------------   --------------   ---------------------
Investment activity:                                 2002         2001       2002     2001      2002        2001
                                                  -----------   ---------   -------   ----   ---------   ---------
   Net investment income (loss)................   $    28,618      43,614     6,370     --      (1,629)      5,366
   Realized gain (loss) on investments.........      (235,398)    (70,153)       --     --    (122,743)    (38,013)
   Change in unrealized gain (loss)
      on investments...........................       (44,578)    (26,964)   (4,449)    --    (297,909)      7,705
   Reinvested capital gains....................            --          --        --     --          --          --
                                                  -----------   ---------   -------    ---   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............      (251,358)    (53,503)    1,921     --    (422,281)    (24,942)
                                                  -----------   ---------   -------    ---   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       238,818     540,926        --     --      46,397     209,706
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --          --        --     --          --      27,837
   Transfers between funds.....................        17,044     857,113   598,617     --    (221,409)  2,483,554
   Surrenders (note 6).........................    (1,235,895)    (20,346)       --     --    (103,378)         --
   Death benefits (note 4).....................        (1,571)     (1,176)       --     --        (479)         --
   Policy loans (net of repayments) (note 5)...            --       2,892        --     --          --          --
   Deductions for surrender charges............            --          --        --     --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................       (59,081)    (62,378)        3     --    (166,665)    (16,195)
                                                  -----------   ---------   -------    ---   ---------   ---------
         Net equity transactions...............    (1,040,685)  1,317,031   598,620     --    (445,534)  2,704,902
                                                  -----------   ---------   -------    ---   ---------   ---------

Net change in contract owners' equity..........    (1,292,043)  1,263,528   600,541     --    (867,815)  2,679,960
Contract owners' equity beginning
   of period...................................     2,593,362   1,329,834        --     --   2,679,960          --
                                                  -----------   ---------   -------    ---   ---------   ---------
Contract owners' equity end of period..........   $ 1,301,319   2,593,362   600,541     --   1,812,145   2,679,960
                                                  ===========   =========   =======    ===   =========   =========
CHANGES IN UNITS:
   Beginning units.............................       270,829     133,237        --     --     419,473          --
                                                  -----------   ---------   -------    ---   ---------   ---------
   Units purchased.............................       134,991     146,106    59,831     --     328,659     422,029
   Units redeemed..............................      (250,828)     (8,514)       --     --    (410,459)     (2,556)
                                                  -----------   ---------   -------    ---   ---------   ---------
   Ending units................................       154,992     270,829    59,831     --     337,673     419,473
                                                  ===========   =========   =======    ===   =========   =========

                                                        JanGITech
                                                  --------------------
Investment activity:                                2002        2001
                                                  --------   ---------
   Net investment income (loss)................     (3,152)      2,728
   Realized gain (loss) on investments.........   (236,898)   (728,043)
   Change in unrealized gain (loss)
      on investments...........................   (244,942)    201,710
   Reinvested capital gains....................         --          --
                                                  --------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (484,992)   (523,605)
                                                  --------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................     96,808     664,239
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --     134,095
   Transfers between funds.....................    545,692    (847,096)
   Surrenders (note 6).........................         --     (19,130)
   Death benefits (note 4).....................         --        (177)
   Policy loans (net of repayments) (note 5)...         --          (7)
   Deductions for surrender charges............         --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (20,088)    (27,003)
                                                  --------   ---------
         Net equity transactions...............    622,412     (95,079)
                                                  --------   ---------

Net change in contract owners' equity..........    137,420    (618,684)
Contract owners' equity beginning
   of period...................................    603,970   1,222,654
                                                  --------   ---------
Contract owners' equity end of period..........    741,390     603,970
                                                  ========   =========
CHANGES IN UNITS:
   Beginning units.............................    147,511     186,433
                                                  --------   ---------
   Units purchased.............................    370,434     151,175
   Units redeemed..............................   (211,036)   (190,097)
                                                  --------   ---------
   Ending units................................    306,909     147,511
                                                  ========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         JanIntGro             MGVITMultiSec
                                                  ----------------------   ----------------------
Investment activity:                                 2002         2001        2002        2001
                                                  ----------   ---------   ---------   ----------
   Net investment income (loss)................   $    3,593       2,972      88,272       79,791
   Realized gain (loss) on investments.........     (198,622)   (187,315)     (1,760)      19,399
   Change in unrealized gain (loss) on
      investments..............................     (147,376)     27,365      35,103        5,798
   Reinvested capital gains....................           --          --          --           --
                                                  ----------   ---------   ---------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................     (342,405)   (156,978)    121,615      104,988
                                                  ----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      225,966     463,895     513,043      175,452
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --      21,704          --           --
   Transfers between funds.....................       26,631     468,098     163,378   (2,104,545)
   Surrenders (note 6).........................      (44,690)         --          --           --
   Death benefits (note 4).....................         (299)         --        (537)        (782)
   Policy loans (net of repayments) (note 5)...           --          --          --           --
   Deductions for surrender charges............           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (44,623)    (29,862)    (41,289)     (60,176)
                                                  ----------   ---------   ---------   ----------
         Net equity transactions...............      162,985     923,835     634,595   (1,990,051)
                                                  ----------   ---------   ---------   ----------

Net change in contract owners' equity..........     (179,420)    766,857     756,210   (1,885,063)
Contract owners' equity beginning
   of period...................................    1,211,805     444,948   1,456,593    3,341,656
                                                  ----------   ---------   ---------   ----------
Contract owners' equity end of period..........   $1,032,385   1,211,805   2,212,803    1,456,593
                                                  ==========   =========   =========   ==========
CHANGES IN UNITS:
   Beginning units.............................      192,654      53,925     131,899      314,131
                                                  ----------   ---------   ---------   ----------
   Units purchased.............................      149,246     143,271      89,362       28,173
   Units redeemed..............................     (120,165)     (4,542)    (33,799)    (210,405)
                                                  ----------   ---------   ---------   ----------
   Ending units................................      221,735     192,654     187,462      131,899
                                                  ==========   =========   =========   ==========

                                                        NBAMTGro                NBAMTGuard
                                                  ---------------------   ---------------------
Investment activity:                                2002        2001        2002        2001
                                                  --------   ----------   ---------   ---------
   Net investment income (loss)................     (1,932)      (8,148)      8,140         195
   Realized gain (loss) on investments.........   (343,527)  (2,984,576)   (115,613)    (39,994)
   Change in unrealized gain (loss) on
      investments..............................     95,152      (84,652)   (499,532)    (26,856)
   Reinvested capital gains....................         --    1,683,860          --      84,223
                                                  --------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations............................   (250,307)  (1,393,516)   (607,005)     17,568
                                                  --------   ----------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................    116,495      495,179     304,599     406,165
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............         --    3,453,400          --       1,335
   Transfers between funds.....................   (383,031)  (1,560,417)   (461,407)    762,369
   Surrenders (note 6).........................   (155,396)          --          --     (30,225)
   Death benefits (note 4).....................     (1,280)          --      (1,632)         --
   Policy loans (net of repayments) (note 5)...         --           --          --          --
   Deductions for surrender charges............         --           --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................    (29,483)     (50,254)    (35,473)    (35,955)
                                                  --------   ----------   ---------   ---------
         Net equity transactions...............   (452,695)   2,337,908    (193,913)  1,103,689
                                                  --------   ----------   ---------   ---------

Net change in contract owners' equity..........   (703,002)     944,392    (800,918)  1,121,257
Contract owners' equity beginning
   of period...................................    944,392           --   2,355,689   1,234,432
                                                  --------   ----------   ---------   ---------
Contract owners' equity end of period..........    241,390      944,392   1,554,771   2,355,689
                                                  ========   ==========   =========   =========
CHANGES IN UNITS:
   Beginning units.............................    124,202           --     220,317     113,427
                                                  --------   ----------   ---------   ---------
   Units purchased.............................    134,044      421,919      64,809     113,278
   Units redeemed..............................   (212,064)    (297,717)    (87,366)     (6,388)
                                                  --------   ----------   ---------   ---------
   Ending units................................     46,182      124,202     197,760     220,317
                                                  ========   ==========   =========   =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          NBAMTLMat             NBAMTMCGr
                                                  -----------------------   ---------------------
Investment activity:                                 2002         2001        2002        2001
                                                  -----------   ---------   ---------   ---------
   Net investment income (loss)................   $   293,411     227,866      (3,998)     (5,296)
   Realized gain (loss) on investments.........       (15,383)    (16,585)   (240,535)   (763,189)
   Change in unrealized gain (loss)
      on investments...........................       (64,466)     69,170    (128,189)    267,241
   Reinvested capital gains....................            --          --          --          --
                                                  -----------   ---------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............       213,562     280,451    (372,722)   (501,244)
                                                  -----------   ---------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       416,107     417,576     103,198     495,607
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --   3,631,299          --          --
   Transfers between funds.....................    (2,310,013)  2,245,223     451,523    (661,100)
   Surrenders (note 6).........................    (4,253,669)         --          --     (84,842)
   Death benefits (note 4).....................       (27,402)         --      (2,492)     (2,696)
   Policy loans (net of repayments) (note 5)...            --          --          --       1,822
   Deductions for surrender charges............            --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (113,976)   (107,918)    (32,702)    (41,522)
                                                  -----------   ---------   ---------   ---------
         Net equity transactions...............    (6,288,953)  6,186,180     519,527    (292,731)
                                                  -----------   ---------   ---------   ---------

Net change in contract owners' equity..........    (6,075,391)  6,466,631     146,805    (793,975)
Contract owners' equity beginning
   of period...................................     6,466,631          --     966,603   1,760,578
                                                  -----------   ---------   ---------   ---------
Contract owners' equity end of period..........   $   391,240   6,466,631   1,113,408     966,603
                                                  ===========   =========   =========   =========
CHANGES IN UNITS:
   Beginning units.............................       599,545          --      80,698     110,315
                                                  -----------   ---------   ---------   ---------
   Units purchased.............................       626,866     609,595     110,090      37,855
   Units redeemed..............................    (1,191,902)    (10,050)    (59,168)    (67,472)
                                                  -----------   ---------   ---------   ---------
   Ending units................................        34,509     599,545     131,620      80,698
                                                  ===========   =========   =========   =========

                                                          NBAMTPart             OppAggGro
                                                  ----------------------   -----------------------
Investment activity:                                 2002        2001         2002         2001
                                                  ----------   ---------   ----------   ----------
   Net investment income (loss)................       13,089       3,858       26,522       57,121
   Realized gain (loss) on investments.........   (1,420,213)   (267,687)  (1,389,470)  (6,267,806)
   Change in unrealized gain (loss)
      on investments...........................     (391,869)   (288,262)    (846,459)     319,133
   Reinvested capital gains....................           --     268,466           --    1,380,419
                                                  ----------   ---------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............   (1,798,993)   (283,625)  (2,209,407)  (4,511,133)
                                                  ----------   ---------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      673,609     888,633      810,671    2,217,562
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --   4,056,255           --            3
   Transfers between funds.....................   (2,522,937)     96,707     (625,410)   3,917,781
   Surrenders (note 6).........................      (13,721)     (7,757)          --      (44,190)
   Death benefits (note 4).....................      (24,429)       (865)     (14,182)      (4,105)
   Policy loans (net of repayments) (note 5)...           --          --           --           (4)
   Deductions for surrender charges............           --          --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................     (140,729)   (137,246)    (133,323)    (231,552)
                                                  ----------   ---------   ----------   ----------
         Net equity transactions...............   (2,028,207)  4,895,727       37,756    5,855,495
                                                  ----------   ---------   ----------   ----------

Net change in contract owners' equity..........   (3,827,200)  4,612,102   (2,171,651)   1,344,362
Contract owners' equity beginning
   of period...................................    6,618,175   2,006,073    8,196,634    6,852,272
                                                  ----------   ---------   ----------   ----------
Contract owners' equity end of period..........    2,790,975   6,618,175    6,024,983    8,196,634
                                                  ==========   =========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.............................      682,432     200,302      782,585      445,302
                                                  ----------   ---------   ----------   ----------
   Units purchased.............................      661,752     592,003      237,113      667,153
   Units redeemed..............................     (965,310)   (109,873)    (223,095)    (329,870)
                                                  ----------   ---------   ----------   ----------
   Ending units................................      378,874     682,432      796,603      782,585
                                                  ==========   =========   ==========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                          OppBdFd                  OppCapAp
                                                  -----------------------   -----------------------
Investment activity:                                 2002         2001         2002         2001
                                                  -----------   ---------   ----------   ----------
   Net investment income (loss)................   $    95,900      19,264       30,175       21,623
   Realized gain (loss) on investments.........       (37,364)       (246)  (1,724,296)    (329,215)
   Change in unrealized gain (loss)
      on investments...........................        36,548      (6,648)  (1,743,381)  (1,641,125)
   Reinvested capital gains....................            --          --           --      796,090
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............        95,084      12,370   (3,437,502)  (1,152,627)
                                                  -----------   ---------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................       237,078     144,424    1,692,506    2,544,827
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............            --     556,785           --    3,177,029
   Transfers between funds.....................        78,311   1,652,166     (313,298)   1,704,214
   Surrenders (note 6).........................    (1,255,762)   (123,934)    (619,430)          --
   Death benefits (note 4).....................        (5,295)         --      (11,802)      (2,290)
   Policy loans (net of repayments) (note 5)...            --    (148,802)          --           (4)
   Deductions for surrender charges............            --          --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................       (50,572)    (34,902)    (234,182)    (236,081)
                                                  -----------   ---------   ----------   ----------
         Net equity transactions...............      (996,240)  2,045,737      513,794    7,187,695
                                                  -----------   ---------   ----------   ----------

Net change in contract owners' equity..........      (901,156)  2,058,107   (2,923,708)   6,035,068
Contract owners' equity beginning
   of period...................................     2,058,107          --   11,870,320    5,835,252
                                                  -----------   ---------   ----------   ----------
Contract owners' equity end of period..........   $ 1,156,951   2,058,107    8,946,612   11,870,320
                                                  ===========   =========   ==========   ==========
CHANGES IN UNITS:
   Beginning units.............................       193,237          --      938,153      407,726
                                                  -----------   ---------   ----------   ----------
   Units purchased.............................       170,339     223,576      477,726      548,416
   Units redeemed..............................      (263,804)    (30,339)    (443,292)     (17,989)
                                                  -----------   ---------   ----------   ----------
   Ending units................................        99,772     193,237      972,587      938,153
                                                  ===========   =========   ==========   ==========

                                                         OppGlSec              OppMSGrInc
                                                  ----------------------   -------------------
Investment activity:                                 2002         2001       2002       2001
                                                  ----------   ---------   --------   --------
   Net investment income (loss)................        3,151      22,179      1,189       (221)
   Realized gain (loss) on investments.........     (485,096)   (752,930)   (31,594)   (57,426)
   Change in unrealized gain (loss)
      on investments...........................      111,344    (154,066)   (75,553)    60,694
   Reinvested capital gains....................           --     548,160         --         --
                                                  ----------   ---------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.............     (370,601)   (336,657)  (105,958)     3,047
                                                  ----------   ---------   --------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).................      200,286     404,388     87,655    225,012
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)..............           --   1,831,578         --         --
   Transfers between funds.....................   (1,036,758)    316,211    (45,991)  (241,558)
   Surrenders (note 6).........................     (360,969)         --    (65,493)        --
   Death benefits (note 4).....................       (1,419)         --     (1,245)    (1,053)
   Policy loans (net of repayments) (note 5)...           --          --         --         --
   Deductions for surrender charges............           --          --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)........................      (41,884)    (49,026)   (15,373)   (21,937)
                                                  ----------   ---------   --------   --------
         Net equity transactions...............   (1,240,744)  2,503,151    (40,447)   (39,536)
                                                  ----------   ---------   --------   --------

Net change in contract owners' equity..........   (1,611,345)  2,166,494   (146,405)   (36,489)
Contract owners' equity beginning
   of period...................................    2,166,494          --    508,403    544,892
                                                  ----------   ---------   --------   --------
Contract owners' equity end of period..........      555,149   2,166,494    361,998    508,403
                                                  ==========   =========   ========   ========
CHANGES IN UNITS:
   Beginning units.............................      258,325          --     57,708     55,343
                                                  ----------   ---------   --------   --------
   Units purchased.............................      361,748     264,136     30,198     23,935
   Units redeemed..............................     (534,829)     (5,811)   (37,227)   (21,570)
                                                  ----------   ---------   --------   --------
   Ending units................................       85,244     258,325     50,679     57,708
                                                  ==========   =========   ========   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                           OppMultStr          PIMLowDur
                                                      --------------------   ----------------
Investment activity:                                    2002        2001       2002      2001
                                                      ---------   --------   ---------   ----
   Net investment income (loss)....................   $  21,526     28,159       2,142    --
   Realized gain (loss) on investments.............    (124,256)   (67,871)         16    --
   Change in unrealized gain (loss)
      on investments...............................      (6,549)    28,198       2,833    --
   Reinvested capital gains........................       9,872     42,267          --    --
                                                      ---------   --------   ---------   ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.................     (99,407)    30,753       4,991    --
                                                      ---------   --------   ---------   ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6).....................     129,146    318,716     (15,669)   --
   Transfer from Nationwide Variable Life Separate
      Account-A (note 1)...........................          --    765,121          --    --
   Transfers between funds.........................      12,208   (139,875)  2,910,937    --
   Surrenders (note 6).............................    (535,567)        --          --    --
   Death benefits (note 4).........................      (3,008)        --          --    --
   Policy loans (net of repayments) (note 5).......          --         --          --    --
   Deductions for surrender charges................          --         --          --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)............................     (18,654)   (21,376)     15,429    --
                                                      ---------   --------   ---------   ---
         Net equity transactions...................    (415,875)   922,586   2,910,697    --
                                                      ---------   --------   ---------   ---

Net change in contract owners' equity..............    (515,282)   953,339   2,915,688    --
Contract owners' equity beginning
   of period.......................................     953,339         --          --    --
                                                      ---------   --------   ---------   ---
Contract owners' equity end of period..............   $ 438,057    953,339   2,915,688    --
                                                      =========   ========   =========   ===
CHANGES IN UNITS:
   Beginning units.................................      92,958         --          --    --
                                                      ---------   --------   ---------   ---
   Units purchased.................................      86,454    103,924     286,221    --
   Units redeemed..................................    (131,637)   (10,966)         --    --
                                                      ---------   --------   ---------   ---
   Ending units....................................      47,775     92,958     286,221    --
                                                      =========   ========   =========   ===

                                                         RoyMicro          SGVITMdCpGr
                                                      --------------   --------------------
Investment activity:                                   2002     2001    2002       2001
                                                      -------   ----   --------   ---------
   Net investment income (loss)....................      (101)   --      (2,276)     (4,373)
   Realized gain (loss) on investments.............        --    --    (256,469)   (591,072)
   Change in unrealized gain (loss)
      on investments...............................     5,856    --     (37,786)    188,527
   Reinvested capital gains........................        --    --          --          --
                                                      -------   ---    --------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations.................     5,755    --    (296,531)   (406,918)
                                                      -------   ---    --------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6).....................        --    --      27,673     145,604
   Transfer from Nationwide Variable Life Separate
      Account-A (note 1)...........................        --    --          --          --
   Transfers between funds.........................   884,408    --    (108,385)     17,455
   Surrenders (note 6).............................        --    --          --          --
   Death benefits (note 4).........................        --    --        (497)       (958)
   Policy loans (net of repayments) (note 5).......        --    --          --          --
   Deductions for surrender charges................        --    --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)............................         6    --     (24,564)    (39,865)
                                                      -------   ---    --------   ---------
         Net equity transactions...................   884,414    --    (105,773)    122,236
                                                      -------   ---    --------   ---------

Net change in contract owners' equity..............   890,169    --    (402,304)   (284,682)
Contract owners' equity beginning
   of period.......................................        --    --     874,814   1,159,496
                                                      -------   ---    --------   ---------
Contract owners' equity end of period..............   890,169    --     472,510     874,814
                                                      =======   ===    ========   =========
CHANGES IN UNITS:
   Beginning units.................................        --    --      77,229      71,051
                                                      -------   ---    --------   ---------
   Units purchased.................................    88,080    --      74,210      32,041
   Units redeemed..................................        --    --     (85,275)    (25,863)
                                                      -------   ---    --------   ---------
   Ending units....................................    88,080    --      66,164      77,229
                                                      =======   ===    ========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                            StOpp2                 StDisc2
                                                   ------------------------   -----------------
Investment activity:                                  2002          2001        2002      2001
                                                   -----------   ----------   -------   -------
   Net investment income (loss).................   $       293        6,794      (191)      (33)
   Realized gain (loss) on investments..........    (2,112,851)     (54,394)   (4,230)    2,442
   Change in unrealized gain (loss)
      on investments............................      (458,191)  (1,170,606)     (353)      866
   Reinvested capital gains.....................       136,162    1,267,648        --        --
                                                   -----------   ----------   -------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............    (2,434,587)      49,442    (4,774)    3,275
                                                   -----------   ----------   -------   -------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................       726,303    1,279,559    19,693        --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............            --    7,044,683        --    64,554
   Transfers between funds......................    (1,077,826)     335,088    79,948   (52,509)
   Surrenders (note 6)..........................      (494,022)    (340,475)  (51,917)       --
   Death benefits (note 4)......................       (25,947)          --      (125)       --
   Policy loans (net of repayments) (note 5)....            --     (422,752)       --        --
   Deductions for surrender charges.............            --           --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................      (174,628)    (153,742)   (1,439)     (169)
                                                   -----------   ----------   -------   -------
         Net equity transactions................    (1,046,120)   7,742,361    46,160    11,876
                                                   -----------   ----------   -------   -------

Net change in contract owners' equity...........    (3,480,707)   7,791,803    41,386    15,151
Contract owners' equity beginning
   of period....................................     8,271,620      479,817    15,151        --
                                                   -----------   ----------   -------   -------
Contract owners' equity end of period...........   $ 4,790,913    8,271,620    56,537    15,151
                                                   ===========   ==========   =======   =======
CHANGES IN UNITS:
   Beginning units..............................       875,255       48,820     1,313        --
                                                   -----------   ----------   -------   -------
   Units purchased..............................       835,969      962,927    16,685     5,896
   Units redeemed...............................    (1,017,327)    (136,492)  (12,227)   (4,583)
                                                   -----------   ----------   -------   -------
   Ending units.................................       693,897      875,255     5,771     1,313
                                                   ===========   ==========   =======   =======

                                                       StIntStk2            TRPEI2
                                                   ------------------   --------------
Investment activity:                                 2002       2001      2002    2001
                                                   --------   -------   -------   ----
   Net investment income (loss).................      4,912    (1,039)      (39)    --
   Realized gain (loss) on investments..........    (80,102)   (5,573)       --     --
   Change in unrealized gain (loss)
      on investments............................    (11,468)   11,660        --     --
   Reinvested capital gains.....................         --       396        --     --
                                                   --------   -------   -------    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............    (86,658)    5,444       (39)    --
                                                   --------   -------   -------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      3,719        --        --     --
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............         --   177,910        --     --
   Transfers between funds......................    (34,820)  116,684   355,394     --
   Surrenders (note 6)..........................   (148,836)       --        --     --
   Death benefits (note 4)......................       (733)       --        --     --
   Policy loans (net of repayments) (note 5)....         --        --        --     --
   Deductions for surrender charges.............         --        --        --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (5,712)  (22,770)       (2)    --
                                                   --------   -------   -------    ---
         Net equity transactions................   (186,382)  271,824   355,392     --
                                                   --------   -------   -------    ---

Net change in contract owners' equity...........   (273,040)  277,268   355,353     --
Contract owners' equity beginning
   of period....................................    277,268        --        --     --
                                                   --------   -------   -------    ---
Contract owners' equity end of period...........      4,228   277,268   355,353     --
                                                   ========   =======   =======    ===
CHANGES IN UNITS:
   Beginning units..............................     38,838        --        --     --
                                                   --------   -------   -------    ---
   Units purchased..............................     42,013    40,335    35,117     --
   Units redeemed...............................    (80,072)   (1,497)       --     --
                                                   --------   -------   -------    ---
   Ending units.................................        779    38,838    35,117     --
                                                   ========   =======   =======    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        TRPMCG2           VEWrldBd           VEWrldEMkt           VEWrldHAs
                                                   -----------------   --------------   -------------------   ------------------
Investment activity:                                  2002      2001     2002    2001     2002       2001      2002       2001
                                                   ----------   ----   -------   ----   --------   --------   -------   --------
   Net investment income (loss).................   $     (124)   --        (38)   --        (688)    (2,360)      792      5,031
      Realized gain (loss) on investments.......            1    --      1,570    --       3,151   (382,281)  (17,324)    35,634
      Change in unrealized gain (loss)
         on investments.........................        3,129    --      1,563    --      (8,330)   314,598    15,606    (65,765)
   Reinvested capital gains.....................           --    --         --    --          --         --        --         --
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............        3,006    --      3,095    --      (5,867)   (70,043)     (926)   (25,100)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................           --    --          3    --      38,092    236,359    29,156     33,617
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............           --    --         --    --          --    256,847        --     52,204
   Transfers between funds......................    1,494,646    --     37,106    --    (133,712)  (918,728)   34,120   (419,299)
   Surrenders (note 6)..........................           --    --    (11,785)   --     (13,656)        --        --         --
   Death benefits (note 4)......................           --    --       (158)   --        (503)        --        --         --
   Policy loans (net of repayments) (note 5)....           --    --         --    --          --         --        --         --
   Deductions for surrender charges.............           --    --         --    --          --         --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................            2    --       (283)   --     (10,623)   (15,252)   (4,550)    (7,356)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
         Net equity transactions................    1,494,648    --     24,883    --    (120,402)  (440,774)   58,726   (340,834)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------

Net change in contract owners' equity...........    1,497,654    --     27,978    --    (126,269)  (510,817)   57,800   (365,934)
Contract owners' equity beginning
   of period....................................           --    --         --    --     401,193    912,010   149,001    514,935
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
Contract owners' equity end of period...........   $1,497,654    --     27,978    --     274,924    401,193   206,801    149,001
                                                   ==========   ===    =======   ===    ========   ========   =======   ========
CHANGES IN UNITS:
   Beginning units..............................           --    --         --    --      56,168    124,869    18,257     56,278
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
   Units purchased..............................      146,130    --      3,636    --      38,155     66,616    29,197      9,668
   Units redeemed...............................           --    --     (1,172)   --     (54,652)  (135,317)  (21,421)   (47,689)
                                                   ----------   ---    -------   ---    --------   --------   -------   --------
   Ending units.................................      146,130    --      2,464    --      39,671     56,168    26,033     18,257
                                                   ==========   ===    =======   ===    ========   ========   =======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         VKEmMkt              VKMidCapG            VKUSRealEst
                                                   -------------------   ------------------   ---------------------
Investment activity:                                 2002       2001       2002       2001       2002        2001
                                                   --------   --------   --------   -------   ---------   ---------
   Net investment income (loss).................   $ 19,585      4,026     (1,655)     (282)     58,652      59,926
   Realized gain (loss) on investments..........     (1,321)    20,688   (136,255)   (9,671)    (42,889)     92,419
   Change in unrealized gain (loss)
      on investments............................     (5,223)     9,695    (25,015)   11,531    (193,394)      4,224
   Reinvested capital gains.....................         --         --         --        --      51,014      13,822
                                                   --------   --------   --------   -------   ---------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations..............     13,041     34,409   (162,925)    1,578    (126,617)    170,391
                                                   --------   --------   --------   -------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)..................      7,336      4,446    187,878     4,900     251,757     188,142
   Transfer from Nationwide Variable Life
      Separate Account-A (note 1)...............         --         --         --        --          --     414,346
   Transfers between funds......................    224,169   (581,726)   252,651   165,341     727,003     859,569
   Surrenders (note 6)..........................         --         --     (2,646)       --    (501,340)    (70,683)
   Death benefits (note 4)......................     (1,362)      (940)       (14)       --     (12,717)     (7,744)
   Policy loans (net of repayments) (note 5)....         --        620         --        --          --     (85,216)
   Deductions for surrender charges.............         --         --         --        --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c).........................     (6,742)   (11,225)   (13,082)   (1,378)    (69,485)    (63,079)
                                                   --------   --------   --------   -------   ---------   ---------
         Net equity transactions................    223,401   (588,825)   424,787   168,863     395,218   1,235,335
                                                   --------   --------   --------   -------   ---------   ---------

Net change in contract owners' equity...........    236,442   (554,416)   261,862   170,441     268,601   1,405,726
Contract owners' equity beginning
   of period....................................     66,339    620,755    170,441        --   1,833,628     427,902
                                                   --------   --------   --------   -------   ---------   ---------
Contract owners' equity end of period...........   $302,781     66,339    432,303   170,441   2,102,229   1,833,628
                                                   ========   ========   ========   =======   =========   =========
CHANGES IN UNITS:
   Beginning units..............................      6,255     64,183     27,935        --     152,921      39,041
                                                   --------   --------   --------   -------   ---------   ---------
   Units purchased..............................     28,579        887    146,215    28,170     155,201     134,807
   Units redeemed...............................     (8,647)   (58,815)   (70,843)     (235)   (127,126)    (20,927)
                                                   --------   --------   --------   -------   ---------   ---------
   Ending units.................................     26,187      6,255    103,307    27,935     180,996     152,921
                                                   ========   ========   ========   =======   =========   =========

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Nationwide(R) SAT - Small Cap Growth Fund Class I for which the Account was credited with 100,000 units of Nationwide(R) SAT - Small Cap Growth Fund Class I. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          In February 2001, the Best of America(R) Corporate Variable Universal Life product assets totaling $116,421,610 in Nationwide VL Separate Account-A (Account A), were transferred to the Best of America(R) - America's Future Series(SM) in the Account. Both prior to and after the transfer the annuity unit values for each fund of Account A were exactly equivalent to the accumulation unit values for the corresponding fund values in the Account. Also, expenses deducted from the contract holder accounts in the Account are the same as or more favorable to the contract holders compared to the expenses previously incurred in Account A.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

               Portfolios of AIM Variable Insurance Funds, Inc;
                  *AIM VIF Basic Value Fund - Series 1 (AIMBVF)
                  *AIM VIF Capital Development Fund - Series 1 (AIMCDF)

               Portfolios of AIM Variable Insurance Funds, Inc;
                   Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                   American Century VP Balanced Fund - Class I (ACVPBal) American Century VP Capital Appreciation Fund - Class I
                      (ACVPCapAp)
                   American Century VP Income & Growth Fund - Class I
                      (ACVPIncGr)
                   American Century VP International Fund - Class I (ACVPInt)
                  *American Century VP Ultra Fund - Class I (ACVPUltra)
                   American Century VP Value Fund - Class I (ACVPVal)

               Portfolios of Bank One One Group(R) Investment Trust;
                  *One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap) *One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

               Baron Capital Asset Trust Insurance Series;
                  *Baron Capital Asset Trust (BCAT)

               Calvert Variable Series (CVS) Inc.;
                   Calvert Social Equity Portfolio (CVSSEP)

               Comstock GVIT Value Fund - Class I
                   (formerly Nationwide(R) SAT Federated Equity Income)
                      (ComGVITVal)

               Portfolios of the Credit Suisse Trust;
                   Credit Suisse Trust - Global Post-Venture Capital Portfolio
                      (CSGPVen)
                   Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolio of the Dreyfus GVIT (formerly Nationwide(R) SAT);
                   Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                  *Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                      (DryMidCapStk)
                  *Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                      (DrySmCapIxS)

               Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                  (DrySRGro)

               Dreyfus Stock Index Fund (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                   Dreyfus VIF - Appreciation Portfolio - Initial Shares
                      (DryVIFApp)
                   Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                      (DryVIFGrInc)
                  *Dreyfus VIF - International Value Portfolio - Initial Shares
                      (DryIntVal)

               Federated GVIT (formerly Nationwide(R) SAT) High Income Bond
                   Fund - Class I (FGVITHiInc)

               Portfolios of Federated Insurance Series;
                   Federated Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                   Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                      (FidVIPEI)
                   Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                      (FidVIPEIS)
                   Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class
                      (FidVIPHI)
                   Fidelity(R) VIP - High Income Portfolio: Service Class
                      (FidVIPHIS)
                   Fidelity(R) VIP - Overseas Portfolio: Initial Class
                      (FidVIPOv)
                   Fidelity(R) VIP - Overseas Portfolio: Service Class
                      (FidVIPOvS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                   Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service
                      Class (FidVIPAM)
                   Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                      (FidVIPCon)
                   Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                      (FidVIPConS)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                   Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                      Class (FidVIPGrOp)
                   Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                      Class (FidVIPGrOpS)
                   Fidelity(R) VIP III - Value Strategies Portfolio: Service
                      Class (FidVIPValStS)

               Franklin Templeton Variable Insurance Products Trust
                  (Franklin Templeton VIT);
                  *Franklin Templeton VIT - Templeton Foreign Securities Fund -
                      Class 2 (FTVIPFS)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                  (formerly Nationwide(R) SAT);
                  *Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) *Gartmore GVIT Global Financial Services Fund - Class I
                      (GVITGlFin)
                  *Gartmore GVIT Global Health Sciences Fund - Class I
                      (GVITGlHlth)
                   Gartmore GVIT Global Technology and Communications Fund -
                      Class I (GVITGlTech)
                  *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                   Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I
                      (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)
                  *Gartmore GVIT Investor Destinations Aggressive Fund
                      (GVITIDAgg)
                  *Gartmore GVIT Investor Destinations Conservative Fund
                      (GVITIDCon)
                  *Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) *Gartmore GVIT Investor Destinations Moderately Aggressive
                      Fund (GVITIDModAgg)
                  *Gartmore GVIT Investor Destinations Moderately Conservative
                      Fund (GVITIDModCon)
                  *Gartmore GVIT International Growth Fund - Class I
                      (GVITIntGro)
                   Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                  *Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                   Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                      (NWGVITStrVal)
                   Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                  *Gartmore GVIT U.S.Growth Leaders Fund - Class I (GVITUSGro)
                   Gartmore GVIT Worldwide Leaders Fund - Class I
                      (formerly Nationwide(R) SAT Global 50 Fund) (GVITWLead)

               Portfolios of Goldman Sachs;
                  *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                  *Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

               J.P.Morgan GVIT (formerly Nationwide(R) SAT) Balanced Fund -
                  Class I (JPMorBal)

               Portfolios of the Janus Aspen Series (Janus AS);
                   Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                      (JanCapAp)
                   Janus AS - Global Technology Portfolio - Service Shares
                      (JanGITech)
                   Janus AS - International Growth Portfolio - Service Shares
                      (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund -
                  Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  *Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) *Neuberger Berman AMT - Fasciano Portfolio - S Class
                      (NBAMTFas)
                   Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                      (NBAMTLMat)
                   Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;
                   Oppenheimer Aggressive Growth Fund/VA - Initial Class
                      (OppAggGro)
                   Oppenheimer Bond Fund/VA - Initial Class (OppBdFd) Oppenheimer Capital Appreciation Fund/VA - Initial Class
                      (OppCapAp)
                   Oppenheimer Global Securities Fund/VA - Initial
                      Class (OppGlSec)
                   Oppenheimer Main Street Growth & Income Fund/VA - Initial
                      Class (OppMSGrInc)
                   Oppenheimer Multiple Strategies Fund/VA - Initial Class
                      (OppMultStr)

               Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                   PIMCO VIT Low Duration Portfolio - Administrative Shares
                      (PIMLowDur)
                  *PIMCO VIT Real Return Portfolio - Administrative Shares
                      (PIMRealRet)
                  *PIMCO VIT Total Return Portfolio - Administrative Shares
                      (PIMTotRet)

              *Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

               Royce Capital Fund - Micro Cap (RoyMicro)
               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund -
                  Class I (SGVITMdCpGr)
              *Strong Opportunity Fund Inc. (STROpp)
               Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                   Strong VIF - Strong Discovery Fund II (StDisc2)
                   Strong VIF - Strong International Stock Fund II (StIntStk2)

               Portfolios of T. Rowe Price;
                  *T. Rowe Price Equity Income Fund (TRPEI)
                   T. Rowe Price Equity Income Portfolio - II (TRPEI2)
                  *T. Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
                   T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

              *Turner GVIT (formerly Nationwide(R) SAT) Growth Focus Fund -
                  Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                   Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                   Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);
                   Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                   Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2002, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge not to exceed 9.0% on all premiums received to cover the payment of premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly
          discriminatory to policy owners.                           (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of .75%. Currently, this rate is .40% during the first through fourth policy years, .25% during the fifth through twentieth policy years, and .10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either .10%, 20% or .25% for all policy years. These charges are assessed through the daily unit value calculation.

     The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $0 and $3,276,565, respectively, and total transfers from the Account to the fixed account were $0 and $1,946,439, respectively. Transfers from the Account to the fixed account are included in surrenders, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the four year period ended December 31, 2002 and the period May 1, 1998 (commencement of operations) through December 31, 1998.

                                                Contract                                         Investment
                                                 Expense                Unit        Contract       Income       Total
                                                  Rate*     Units    Fair Value  Owners' Equity    Ratio**    Return***
                                                --------  ---------  ----------  --------------  ----------  ----------
        Gartmore GVIT Small Cap Growth Fund - Class I - Initial Funding By Depositor
           2000...............................    0.00%     100,000  $17.186295   $ 1,718,630       0.00%       -16.17%
           1999...............................    0.00%     100,000   20.501257     2,050,126       0.00%       105.01% 5/3/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.10%)

        American Century VP Income & Growth Fund - Class I
           2002...............................    0.10%     423,478    7.585400     3,212,250       0.92%       -19.45%
           2001...............................    0.10%     249,128    9.417116     2,346,067       0.80%        -8.44%
           2000...............................    0.10%     229,332   10.285709     2,358,842       0.52%       -10.70%
           1999...............................    0.10%     242,505   11.518727     2,793,349       0.01%        15.19% 4/1/99

        American Century VP International Fund - Class I
           2002...............................    0.10%     100,938    7.479659       754,982       0.85%       -20.45%
           2001...............................    0.10%      91,670    9.402604       861,937       0.08%       -29.24%
           2000...............................    0.10%      79,522   13.288939     1,056,763       0.08%       -16.91%
           1999...............................    0.10%      21,260   15.993145       340,014       0.00%        59.93% 4/1/99

        Dreyfus Stock Index Fund
           2002...............................    0.10%     658,445    7.047709     4,640,529       1.31%       -22.44%
           2001...............................    0.10%     322,825    9.086757     2,933,432       1.15%       -12.27%
           2000...............................    0.10%     415,946   10.357445     4,308,138       1.01%        -9.37%
           1999...............................    0.10%     244,230   11.428481     2,791,178       1.36%        14.28% 4/1/99

        Fidelity(R)VIP - Equity-Income Portfolio: Service Class
           2002...............................    0.10%      20,224    8.837687       178,733       1.64%        -17.08%

        Fidelity(R) VIP - Growth Portfolio: Service Class

           2002...............................    0.10%   1,034,993    6.390869     6,614,505       0.13%        -30.27%
           2001...............................    0.10%     769,450    9.164946     7,051,968       0.00%        -17.81%
           2000...............................    0.10%     677,472   11.150661     7,554,261       0.06%        -11.16%
           1999...............................    0.10%     208,919   12.550748     2,622,090       0.05%         25.51% 4/1/99

        Gartmore GVIT Government Bond Fund - Class I
           2002...............................    0.10%     219,638   13.210181     2,901,458       4.39%         10.87%
           2001...............................    0.10%     701,232   11.914756     8,355,008       5.64%          7.15%
           2000...............................    0.10%     418,843   11.120055     4,657,557       6.46%         12.43%
           1999...............................    0.10%     705,360    9.890955     6,976,684       4.09%         -1.09% 4/1/99

        Gartmore GVIT Money Market Fund - Class I
           2002...............................    0.10%   1,201,994   11.481201    13,800,335       1.67%          1.11%
           2001...............................    0.10%     650,549   11.355131     7,387,069       3.90%          3.50%
           2000...............................    0.10%     385,575   10.971228     4,230,231       6.02%          5.92%
           1999...............................    0.10%     197,969   10.357933     2,050,550       4.02%          3.58% 3/31/99

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                         Investment
                                                 Expense                Unit        Contract       Income       Total
                                                  Rate*     Units    Fair Value  Owners' Equity    Ratio**    Return***
                                                --------  ---------  ----------  --------------  ----------  ----------
        Gartmore GVIT Money Market Fund - Class V
           2002...............................    0.10%    204,291   $10.020530    $2,047,104      0.29%         0.21% 10/21/02

        Janus AS - International Growth Portfolio - Service Shares
           2002...............................    0.10%     19,156     4.689573        89,833      0.65%       -25.83%
           2001...............................    0.10%     19,353     6.322889       122,367      0.69%       -23.51%
           2000...............................    0.10%     19,437     8.265856       160,663      5.07%       -17.34% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002...............................    0.10%      6,306    11.964522        75,448      5.16%         7.10%
           2001...............................    0.10%      6,853    11.171361        76,557      3.64%         4.08%
           2000...............................    0.10%      8,206    10.733031        88,075      9.71%         5.55%
           1999...............................    0.10%      1,287    10.168791        13,087      6.57%         1.69% 4/1/99

        Neuberger Berman AMT - Guardian Portfolio
           2002...............................    0.10%     87,360     8.005967       699,401      0.68%       -26.52%
           2001...............................    0.10%     85,302    10.895640       929,420      0.33%        -1.61%
           2000...............................    0.10%     42,555    11.073505       471,233      0.76%         1.03%
           1999...............................    0.10%     26,597    10.960631       291,520      0.70%         9.61% 4/1/99

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002...............................    0.10%    299,938     7.293537     2,187,609      0.63%       -27.86%
           2001...............................    0.10%    316,324    10.110661     3,198,245      1.18%       -31.34%
           2000...............................    0.10%    129,500    14.724854     1,906,869      0.00%       -11.33%
           1999...............................    0.10%     44,061    16.605768       731,667      0.00%        63.57% 8/9/99

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002...............................    0.10%    276,368     8.415727     2,325,838      0.60%       -26.93%
           2001...............................    0.10%    228,318    11.517595     2,629,674      0.62%       -12.66%
           2000...............................    0.10%    146,936    13.187632     1,937,738      0.09%        -0.33%
           1999...............................    0.10%     68,065    13.231306       900,589      0.01%        32.31% 4/1/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
      Reduced Fee Tier - (0.20%)

        Dreyfus Stock Index Fund

           2002...............................    0.20%    495,647     7.215457     3,576,320      1.31%       -22.52%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
      Reduced Fee Tier - (0.25%)

        Alliance VPS Growth & Income Portfolio - Class A
           2002...............................    0.25%        189    10.015954         1,893      0.00%         0.16% 9/3/02

        American Century VP Balanced Fund - Class I
           2002...............................    0.25%     19,978     8.826373       176,333      4.06%        -9.78%

        American Century VP Capital Appreciation Fund - Class I
           2002...............................    0.25%     25,544     9.083587       232,031      0.00%       -21.40%

                                                   Contract                                         Investment
                                                    Expense                Unit        Contract       Income        Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**     Return***
                                                   --------  ---------  ----------  --------------  ----------  -----------
        American Century VP Income & Growth Fund - Class I
           2002.................................     0.25%     164,402  $ 8.414316   $ 1,383,330      0.92%       -19.57%

        American Century VP International Fund - Class I
           2002.................................     0.25%     448,747    7.449257     3,342,832      0.85%       -20.57%
           2001.................................     0.25%      99,643    9.378457       934,498      0.08%       -29.35%

        American Century VP Value Fund - Class I
           2002.................................     0.25%     543,488   10.728386     5,830,749      0.89%       -12.84%
           2001.................................     0.25%      61,779   12.308603       760,413      2.06%        12.54%

        Comstock GVIT Value Fund - Class I
           2002.................................     0.25%         795    7.303175         5,806      1.49%       -25.33%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002.................................     0.25%      28,304    5.594896       158,358      0.00%       -34.32%

        Credit Suisse Trust - International Focus Portfolio
           2002.................................     0.25%       6,627    6.240010        41,353      0.00%       -20.10%

        Credit Suisse Trust - Large Cap Value Portfolio
           2002.................................     0.25%      20,320    8.850153       179,835      1.58%       -23.29%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002.................................     0.25%      60,738    5.959804       361,987      0.00%       -33.86%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002.................................     0.25%      28,162   11.334653       319,206      0.40%       -15.51%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2002.................................     0.25%      31,863    7.032114       224,064      0.20%       -29.12%

        Dreyfus Stock Index Fund
           2002.................................     0.25%   1,232,421    8.154376    10,049,624      1.31%       -22.56%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002.................................     0.25%     439,969    9.138785     4,020,782      0.68%       -16.92%
           2001.................................     0.25%      81,810   11.000259       899,931      1.41%        -9.54%

        Dreyfus VIF- Growth and Income Portfolio - Initial Shares
           2002.................................     0.25%      33,735    7.144829       241,031      0.79%       -25.51%

        Federated GVIT High Income Bond Fund - Class I
           2002.................................     0.25%      32,758   10.140967       332,198      6.71%         2.97%

        Federated Quality Bond Fund II - Primary Shares
           2002.................................     0.25%      80,161   12.752372     1,022,243      3.08%         9.03%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002.................................     0.25%      12,039    7.947917        95,685      1.59%       -17.15%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2002.................................     0.25%     128,998    8.900967     1,148,207      1.64%       -17.20%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS,Continued

                                                   Contract                                         Investment
                                                    Expense                Unit        Contract       Income      Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002.................................     0.25%     657,216  $ 5.973595    $ 3,925,942      0.27%     -30.28%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2002.................................     0.25%     105,881    8.372313        886,469      0.13%     -30.37%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002.................................     0.25%     157,634    9.096470      1,433,913     11.84%       3.19%
           2001.................................     0.25%      17,011    8.815683        149,964      0.00%     -11.84% 1/2/01

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2002.................................     0.25%     202,059    6.812756      1,376,579      8.16%       3.36%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2002.................................     0.25%      61,653    6.281639        387,282      1.22%     -20.48%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002.................................     0.25%     180,948    6.806371      1,231,599      0.80%     -20.54%

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio: Service Class
           2002.................................     0.25%     264,838    8.859897      2,346,437      6.02%      -8.96%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002.................................     0.25%      29,791    8.177385        243,612      1.05%      -9.58%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002.................................     0.25%     197,400   10.329955      2,039,133      0.78%      -9.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2002.................................     0.25%     123,821    6.904305        854,898      1.09%     -22.04%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002.................................     0.25%      47,312    6.425970        304,025      0.59%     -22.11%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002.................................     0.25%      75,752    1.961141        148,560      0.00%     -42.92%

        Gartmore GVIT Government Bond Fund - Class I
           2002.................................     0.25%   2,395,247   13.825336     33,115,095      4.39%      10.71%
           2001.................................     0.25%     109,436   12.488292      1,366,669      5.64%       6.99%

        Gartmore GVIT Growth Fund - Class I
           2002.................................     0.25%     118,799    4.352418        517,063      0.00%     -28.90%

        Gartmore GVIT Money Market Fund - Class I
           2002.................................     0.25%     194,096   11.921779      2,313,970      1.67%       0.96%

        Gartmore GVIT Money Market Fund - Class V
           2002.................................     0.25%   3,005,382   10.017601     30,106,718      0.29%       0.18% 10/21/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2002.................................     0.25%      44,591    6.782590        302,442      0.03%     -25.55%

                                                    Contract                                           Investment
                                                     Expense                Unit         Contract        Income       Total
                                                      Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Small Cap Growth Fund - Class I
           2002.................................      0.25%    198,097   $10.129586     $2,006,641        0.00%      -33.45%

        Gartmore GVIT Small Cap Value Fund - Class I
           2002.................................      0.25%    300,189    11.294975      3,390,627        0.01%      -27.34%
           2001.................................      0.25%     65,785    15.545961      1,022,691        0.04%       27.96%

        Gartmore GVIT Small Company Fund - Class I
           2002.................................      0.25%    357,379    10.857469      3,880,231        0.00%      -17.54%
           2001.................................      0.25%     31,468    13.166162        414,313        0.15%       -6.94%

        Gartmore GVIT Total Return Fund - Class I
           2002.................................      0.25%     89,572     7.669285        686,953        0.75%      -17.56%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002.................................      0.25%      3,114     6.713015         20,904        1.98%      -25.58%

        J.P.Morgan GVIT Balanced Fund - Class I
           2002.................................      0.25%     86,784     8.421910        730,887        1.80%      -12.53%

        Janus AS - Balanced Portfolio - Service Shares
           2002.................................      0.25%     40,005    10.038914        401,607        2.14%        0.39% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002.................................      0.25%    240,176     5.373376      1,290,556        0.32%      -16.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2002.................................      0.25%    197,466     2.419456        477,760        0.00%      -41.08%

        Janus AS - International Growth Portfolio - Service Shares
           2002.................................      0.25%     42,104     4.668998        196,583        0.65%      -25.94%

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002.................................      0.25%     30,699    11.867197        364,311        5.16%        6.94%

        Neuberger Berman AMT - Growth Portfolio
           2002.................................      0.25%     40,557     5.228846        212,066        0.00%      -31.34%

        Neuberger Berman AMT - Guardian Portfolio
           2002.................................      0.25%     18,457     7.793221        143,839        0.68%      -26.63%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002.................................      0.25%     21,357    11.350244        242,407        9.00%        5.08%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002.................................      0.25%     65,076     8.489245        552,446        0.00%      -29.52%

        Neuberger Berman AMT - Partners Portfolio
           2002.................................      0.25%    316,104     7.375034      2,331,278        0.67%      -24.33%
           2001.................................      0.25%     62,408     9.746550        608,263        0.66%       -3.07%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002.................................      0.25%    149,104     7.764240      1,157,679        0.63%      -27.97%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                           Investment
                                                  Expense                Unit          Contract        Income       Total
                                                   Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------
        Oppenheimer Bond Fund/VA - Initial Class
           2002................................     0.25%     70,841   $11.605998     $  822,181        6.25%        8.81%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002................................     0.25%    310,569     9.546535      2,964,858        0.60%      -27.04%
           2001................................     0.25%     49,259    13.084853        644,547        0.62%      -12.80%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002................................     0.25%     26,889     6.530337        175,594        0.59%      -22.33%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002................................     0.25%     17,824     7.175431        127,895        0.69%      -19.00%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002................................     0.25%     29,567     9.179615        271,414        3.42%      -10.63%

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002................................     0.25%    241,735    10.187617      2,462,704        0.17%        1.88% 9/3/02

        Royce Capital Fund - Micro Cap
           2002................................     0.25%     31,864    10.109520        322,130        0.00%        1.10% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2002................................     0.25%     46,799     7.156130        334,900        0.00%      -37.17%

        Strong Opportunity Fund II, Inc.
           2002................................     0.25%    449,933     6.914071      3,110,869        0.33%      -27.00%
           2001................................     0.25%     98,866     9.471507        936,410        0.66%       -3.94%

        Strong VIF - Strong Discovery Fund II
           2002................................     0.25%      3,644     9.612684         35,029        0.00%      -12.24%

        Strong VIF - Strong International Stock Fund II
           2002................................     0.25%        779     5.427838          4,228        3.98%      -26.73%

        T.Rowe Price Equity Income Portfolio - II
           2002................................     0.25%     15,768    10.121829        159,601        0.00%        1.22% 9/3/02

        T.Rowe Price Mid Cap Growth Portfolio - II
           2002................................     0.25%    146,130    10.248778      1,497,654        0.00%        2.49% 9/3/02

        Van Eck WIT - Worldwide Bond Fund
           2002................................     0.25%      1,525    11.367774         17,336        0.00%       21.35%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002................................     0.25%     18,192     6.956422        126,551        0.21%       -3.14%

        Van Eck WIT - Worldwide Hard Assets Fund
           2002................................     0.25%     21,336     7.953846        169,703        0.71%       -3.08%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002................................     0.25%      7,970    11.618658         92,601       11.04%        8.95%

                                                     Contract                                         Investment
                                                     Expense                 Unit        Contract       Income      Total
                                                      Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                     --------  ---------  ----------  --------------  ----------  ---------
        Van Kampen UIF - Mid Cap Growth Portfolio
           2002....................................    0.25%       6,784  $ 4.200344   $    28,495      0.00%      -31.33%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2002....................................    0.25%      77,541   11.302528       876,409      3.37%       -1.03%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

        American Century VP Balanced Fund - Class I
           2002....................................    0.40%       5,935    8.799999        52,228      4.06%       -9.92%
           2001....................................    0.40%      60,611    9.768970       592,107      4.81%       -2.31% 1/2/01

        American Century VP Capital Appreciation Fund - Class I
           2002....................................    0.40%      16,516    8.625662       142,461      0.00%      -21.52%
           2001....................................    0.40%      71,775   10.990234       788,824      0.00%      -22.88% 1/2/01

        American Century VP Income & Growth Fund - Class I
           2002....................................    0.40%     345,427    8.355578     2,886,242      0.92%      -19.69%
           2001....................................    0.40%     441,129   10.404509     4,589,731      0.80%       -8.72%
           2000....................................    0.40%     379,953   11.398555     4,330,915      0.52%      -10.97%
           1999....................................    0.40%     233,365   12.803106     2,987,797      0.01%       17.55%
           1998....................................    0.40%      42,170   10.891732       459,304      0.96%        8.92% 5/1/98

        American Century VP International Fund - Class I
           2002....................................    0.40%     870,283    7.397247     6,437,698      0.85%      -20.69%
           2001....................................    0.40%   2,019,244    9.326990    18,833,469      0.08%      -29.46%
           2000....................................    0.40%     624,317   13.221985     8,254,710      0.08%      -17.16%
           1999....................................    0.40%     181,283   15.960157     2,893,305      0.00%       63.39%
           1998....................................    0.40%      31,340    9.768200       306,135      0.00%       -2.32% 5/1/98

        American Century VP Value Fund - Class I
           2002....................................    0.40%     244,223   10.653510     2,601,832      0.89%      -12.97%
           2001....................................    0.40%     540,885   12.241061     6,621,006      2.06%       12.37%
           2000....................................    0.40%     101,219   10.893612     1,102,641      0.08%       17.67%
           1999....................................    0.40%      34,114    9.257533       315,811      0.71%       -1.25%
           1998....................................    0.40%      10,252    9.374321        96,106      0.00%       -6.26% 5/1/98

        Calvert Social Equity Portfolio
           2002....................................    0.40%     292,051   10.280692     3,002,486      0.00%        2.81% 9/3/02

        Comstock GVIT Value Fund - Class I
           2002....................................    0.40%       4,068    7.252185        29,502      1.49%      -25.44%
           2001....................................    0.40%      34,435    9.726929       334,947     13.29%      -12.51%
           2000....................................    0.40%      22,688   11.117142       252,226      1.45%      -10.98%
           1999....................................    0.40%       4,316   12.487973        53,898      1.38%       18.02%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002....................................    0.40%      25,444    5.555805       141,362      0.00%      -34.42%
           2001....................................    0.40%      60,385    8.471776       511,568      0.00%      -28.92%
           2000....................................    0.40%      91,578   11.918959     1,091,514      0.00%      -19.26%
           1999....................................    0.40%      44,018   14.762349       649,809      0.00%       62.85%
           1998....................................    0.40%      24,245    9.065227       219,786      0.00%       -9.35% 5/1/98

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income      Total
                                           Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
        Credit Suisse Trust - International Focus Portfolio
           2002.......................     0.40%        6,909   $ 6.196425    $    42,811        0.00%     -20.22%
           2001.......................     0.40%       23,360     7.767318        181,445        0.00%     -22.59%
           2000.......................     0.40%       30,020    10.033586        301,208        0.44%     -26.19%
           1999.......................     0.40%       31,892    13.593893        433,536        1.08%      52.82%
           1998.......................     0.40%       25,320     8.895388        225,231        0.90%     -11.05% 5/1/98

        Credit Suisse Trust - Large Cap Value Portfolio
           2002.......................     0.40%        5,870     8.788383         51,588        1.58%     -23.40%
           2001.......................     0.40%        9,126    11.473418        104,706        0.00%       0.54%
           2000.......................     0.40%       24,581    11.411760        280,512        0.77%       8.48%
           1999.......................     0.40%       36,533    10.519954        384,325        0.77%       5.82%
           1998.......................     0.40%       46,093     9.941469        458,232        1.30%      -0.59% 5/1/98

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002.......................     0.40%       19,423     5.941951        115,411        0.00%     -33.96%
           2001.......................     0.40%      623,977     8.996921      5,613,872        0.00%     -10.03% 1/2/01

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2002.......................     0.40%       31,370    11.255500        353,085        0.40%     -15.64%
           2001.......................     0.40%       93,948    13.342471      1,253,498        0.80%      -1.70%
           2000.......................     0.40%       86,361    13.573326      1,172,206        0.79%      14.75%
           1999.......................     0.40%       49,740    11.828670        588,358        0.11%      20.44%
           1998.......................     0.40%          259     9.821278          2,544        0.29%      -1.79% 5/1/98

        Dreyfus IP - European Equity Portfolio
           2001.......................     0.40%          368     9.025727          3,321        0.96%     -28.42%
           2000.......................     0.40%           66    12.608842            832        0.00%      -1.05%
           1999.......................     0.40%       22,815    12.917253        294,707        0.41%      11.01%

        Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares
           2002.......................     0.40%        9,331     6.983004         65,158        0.20%     -29.23%
           2001.......................     0.40%       49,368     9.867078        487,118        0.08%     -22.89%
           2000.......................     0.40%       23,442    12.795380        299,949        1.21%     -11.39%
           1999.......................     0.40%        7,538    14.439525        108,845        0.02%      29.56%
           1998.......................     0.40%          742    11.144998          8,270        0.31%      11.45% 5/1/98

        Dreyfus Stock Index Fund
           2002.......................     0.40%    1,276,399     8.097446     10,335,572        1.31%     -22.67%
           2001.......................     0.40%    4,387,066    10.471621     45,939,692        1.15%     -12.53%
           2000.......................     0.40%    3,579,449    11.972080     42,853,450        1.01%      -9.64%
           1999.......................     0.40%    2,198,099    13.249543     29,123,807        1.36%      20.12%
           1998.......................     0.40%      547,841    11.030001      6,042,687        0.54%      10.30% 5/1/98

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2002.......................     0.40%      171,507     9.074997      1,556,426        0.68%     -17.05%
           2001.......................     0.40%    1,262,700    10.939900     13,813,812        1.41%      -9.67%
           2000.......................     0.40%      259,664    12.111451      3,144,908        0.89%      -2.39%
           1999.......................     0.40%      119,919    12.239522      1,467,751        0.90%      11.01%
           1998.......................     0.40%       27,277    11.025485        300,742        0.95%      10.25% 5/1/98

                                         Contract                                             Investment
                                         Expense                   Unit         Contract        Income      Total
                                          Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                         --------   ---------   ----------   --------------   ----------   ---------
        Dreyfus VIF- Growth and Income Portfolio - Initial Shares
           2002.......................     0.40%        6,877   $ 7.123450    $    48,988        0.79%       -25.63%
           2001.......................     0.40%       67,090     9.577914        642,582        1.11%        -4.22% 1/2/01

        Federated GVIT High Income Bond Fund - Class I
           2002.......................     0.40%       61,831    10.070195        622,650        6.71%         2.81%
           2001.......................     0.40%      202,186     9.794650      1,980,341       12.12%         3.80%
           2000.......................     0.40%      150,482     9.436226      1,419,982       17.24%        -8.64%
           1999.......................     0.40%       16,667    10.328712        172,149       13.72%         2.78%
           1998.......................     0.40%       14,446    10.049520        145,175        2.46%         0.50% 5/1/98

        Federated Quality Bond Fund II - Primary Shares
           2002.......................     0.40%       67,406    12.682507        854,877        3.08%         8.87%
           2001.......................     0.40%       87,721    11.649181     1,021,878         1.06%         7.58%
           2000.......................     0.40%       23,465    10.828312        254,086        0.15%        10.01%

        Fidelity(R)VIP - Equity-Income Portfolio:Initial Class
           2002.......................     0.40%          580     7.924138          4,596        1.59%       -17.28%
           2001.......................     0.40%       50,510     9.579298        483,850        0.00%        -4.21% 1/2/01

        Fidelity(R)VIP - Equity-Income Portfolio:Service Class
           2002.......................     0.40%      283,577     8.838834      2,506,490        1.64%       -17.33%
           2001.......................     0.40%      348,625    10.691577      3,727,351        1.83%        -5.47%
           2000.......................     0.40%      224,240    11.310203      2,536,200        0.52%         7.87%
           1999.......................     0.40%      162,451    10.484615      1,703,236        0.02%         5.83%
           1998.......................     0.40%          924     9.906965          9,154        0.00%        -0.93% 5/1/98

        Fidelity(R) VIP - Growth Portfolio:Initial Class
           2002.......................     0.40%       13,636     5.955709         81,212        0.27%       -30.38%
           2001.......................     0.40%      782,177     8.555147      6,691,639        0.00%       -14.45% 1/2/01

        Fidelity(R) VIP - Growth Portfolio:Service Class
           2002.......................     0.40%      810,618     8.313850      6,739,356        0.13%       -30.48%
           2001.......................     0.40%      776,074    11.958538      9,280,710        0.00%       -18.06%
           2000.......................     0.40%    1,119,466    14.593603     16,337,042        0.06%       -11.42%
           1999.......................     0.40%      444,364    16.475102      7,320,942        0.05%        36.74%
           1998.......................     0.40%      130,876    12.048634      1,576,877        0.00%        20.49% 5/1/98

        Fidelity(R)VIP - High Income Portfolio:Initial Class
           2002.......................     0.40%        9,669     9.069304         87,691       11.84%         3.03%
           2001.......................     0.40%      231,589     8.802536      2,038,571        0.00%       -11.97% 1/2/01

        Fidelity(R)VIP - High Income Portfolio:Service Class
           2002.......................     0.40%      199,930     6.765203      1,352,567        8.16%         3.20%
           2001.......................     0.40%      165,596     6.555148      1,085,506       31.36%       -12.25%
           2000.......................     0.40%      266,741     7.470194      1,992,607        7.76%       -22.92%
           1999.......................     0.40%      137,733     9.691447      1,334,832        8.40%         7.64%
           1998.......................     0.40%      106,365     9.003329        957,639        0.00%        -9.97% 5/1/98

        Fidelity(R) VIP - Overseas Portfolio:Initial Class
           2001.......................     0.40%      329,072     7.887510      2,595,559        0.00%       -21.12% 1/2/01

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                    Contract                                         Investment
                                                     Expense                 Unit        Contract      Income      Total
                                                      Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                    --------  ---------  ----------  --------------  ----------  ---------
        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2002...................................    0.40%     273,526  $ 6.758846    $ 1,848,720      0.80%     -20.66%
           2001...................................    0.40%     396,195    8.518959      3,375,169      4.88%     -21.59%
           2000...................................    0.40%     314,294   10.864367      3,414,605      0.89%     -19.47%
           1999...................................    0.40%     118,048   13.491426      1,592,636      0.95%      41.89%
           1998...................................    0.40%      70,301    9.508092        668,428      0.00%      -4.92% 5/1/98

        Fidelity(R) VIP II - Asset Manager: Growth Portfolio:Service Class
           2002...................................    0.40%      25,075    8.833425        221,498      6.02%      -9.09%
           2001...................................    0.40%     930,387    9.716913      9,040,490      0.00%      -2.83% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002...................................    0.40%       6,139    8.152920         50,051      1.05%      -9.71%
           2001...................................    0.40%     141,885    9.029797      1,281,193      0.00%      -9.70% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2002...................................    0.40%     345,102   10.257824      3,539,996      0.78%      -9.79%
           2001...................................    0.40%     486,210   11.370566      5,528,483      0.64%     -12.71%
           2000...................................    0.40%     437,066   13.026647      5,693,504      0.30%      -7.09%
           1999...................................    0.40%     240,062   14.020034      3,365,677      0.29%      23.65%
           1998...................................    0.40%     112,018   11.338370      1,270,102      0.00%      13.38% 5/1/98

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2001...................................    0.40%     103,589    8.842970        916,034      0.00%     -11.57% 1/2/01

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2002...................................    0.40%     128,782    6.381088        821,769      0.59%     -22.23%
           2001...................................    0.40%     248,120    8.204875      2,035,794      0.35%     -14.78%
           2000...................................    0.40%     231,706    9.628054      2,230,878      1.33%     -17.51%
           1999...................................    0.40%     212,333   11.671298      2,478,202      0.27%       3.77%
           1998...................................    0.40%      34,950   11.247664        393,106      0.00%      12.48% 5/1/98

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002...................................    0.40%       3,768    7.489405         28,220      0.00%     -25.11% 5/1/02

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2002...................................    0.40%      30,525    1.954523         59,662      0.00%     -43.01%

        Gartmore GVIT Government Bond Fund - Class I
           2002...................................    0.40%   2,956,051   13.728864     40,583,222      4.39%      10.54%
           2001...................................    0.40%   4,296,504   12.419760     53,361,549      5.64%       6.82%
           2000...................................    0.40%     921,266   11.626380     10,710,989      6.46%      12.09%
           1999...................................    0.40%     755,102   10.372218      7,832,083      4.09%      -2.74%
           1998...................................    0.40%      47,339   10.664112        504,828      3.02%       6.64% 5/1/98

                                                    Contract                                         Investment
                                                    Expense                 Unit        Contract       Income      Total
                                                     Rate*      Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                    --------  ---------  ----------  --------------  ----------  ---------
        Gartmore GVIT Growth Fund - Class I
           2002...................................    0.40%      49,711  $ 4.322008   $   214,851       0.00%     -29.01%
           2001...................................    0.40%     388,409    6.087822     2,364,565       0.00%     -28.42%
           2000...................................    0.40%     252,079    8.505270     2,144,000       0.20%     -26.82%
           1999...................................    0.40%     181,521   11.623180     2,109,851       0.88%       3.86%
           1998...................................    0.40%      42,152   11.191056       471,725       0.37%      11.91% 5/1/98

        Gartmore GVIT Money Market Fund - Class I
           2002...................................    0.40%   2,605,904   11.838269    30,849,393       1.67%       0.81%
           2001...................................    0.40%   7,088,786   11.743544    83,247,470       3.90%       3.19%
           2000...................................    0.40%   5,519,307   11.380873    62,814,532       6.02%       5.60%
           1999...................................    0.40%   1,550,267   10.776865    16,707,018       4.02%       4.43%
           1998...................................    0.40%     695,771   10.319833     7,180,241       3.25%       3.20% 4/30/98

        Gartmore GVIT Money Market Fund - Class V
           2002...................................    0.40%   2,205,085   10.014669    22,083,196       0.29%       0.15% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2002...................................    0.40%      16,892    6.735208       113,771       0.03%     -25.66%
           2001...................................    0.40%      87,806    9.059635       795,490       0.78%      -3.64%
           2000...................................    0.40%          29    9.402302           273       0.26%       7.18%
           1999...................................    0.40%      79,877    8.772237       700,700       0.51%      -3.46%
           1998...................................    0.40%      31,219    9.086371       283,667       0.49%      -9.14% 5/1/98

        Gartmore GVIT Small Cap Growth Fund - Class I
           2002...................................    0.40%      21,186   10.074004       213,428       0.00%     -33.55%
           2001...................................    0.40%      15,332   15.161271       232,453       0.00%     -11.20%
           2000...................................    0.40%      37,119   17.072794       633,725       0.00%     -16.50%
           1999...................................    0.40%      29,320   20.447188       599,512       0.00%     104.47% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2002...................................    0.40%     145,946   11.216089     1,636,943       0.01%     -27.45%
           2001...................................    0.40%     436,136   15.460620     6,742,933       0.04%      27.76%
           2000...................................    0.40%     203,318   12.101060     2,460,363       0.00%      10.76%
           1999...................................    0.40%      16,261   10.925665       177,662       0.00%      27.33%
           1998...................................    0.40%      68,511    8.580808       587,880       0.00%     -14.19% 5/1/98

        Gartmore GVIT Small Company Fund - Class I
           2002...................................    0.40%     319,526   10.781666     3,445,023       0.00%     -17.66%
           2001...................................    0.40%     713,457   13.093906     9,341,939       0.15%      -7.08%
           2000...................................    0.40%     415,566   14.091380     5,855,898       0.03%       8.47%
           1999...................................    0.40%     202,708   12.991606     2,633,502       0.00%      43.45%
           1998...................................    0.40%      50,558    9.056852       457,896       0.00%      -9.43% 5/1/98

        Gartmore GVIT Total Return Fund - Class I
           2002...................................    0.40%     633,169    7.615719     4,822,037       0.75%     -17.68%
           2001...................................    0.40%     205,773    9.251754     1,903,761       0.49%     -12.17%
           2000...................................    0.40%      18,361   10.534111       193,417       0.90%      -2.51%
           1999...................................    0.40%      13,172   10.805244       142,327       0.21%       6.52%
           1998...................................    0.40%      10,192   10.144232       103,390       0.51%       1.44% 5/1/98

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                     Contract                                           Investment
                                                     Expense                 Unit         Contract        Income      Total
                                                      Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Worldwide Leaders Fund - Class I
           2002...................................     0.40%      1,945   $ 6.666122     $   12,966        1.98%     -25.69%
           2001...................................     0.40%    132,145     8.970354      1,185,387        1.71%     -19.14%
           2000...................................     0.40%     92,654    11.093053      1,027,816        0.65%     -12.67%
           1999...................................     0.40%     87,461    12.702408      1,110,965        0.14%      22.43%
           1998...................................     0.40%        239    10.374941          2,480        0.45%       3.75% 5/1/98

        J.P.Morgan GVIT Balanced Fund - Class I
           2002...................................     0.40%     68,208     8.363123        570,432        1.80%     -12.66%
           2001...................................     0.40%    270,829     9.575644      2,593,362        2.65%      -4.06%
           2000...................................     0.40%    133,237     9.980967      1,329,834        2.82%      -0.75%
           1999...................................     0.40%     74,582    10.056111        750,005        5.55%       0.47%
           1998...................................     0.40%      8,085    10.009481         80,927        1.43%       0.09% 5/1/98

        Janus AS - Balanced Portfolio - Service Shares
           2002...................................     0.40%     19,826    10.033996        198,934        2.14%       0.34% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2002...................................     0.40%     97,497     5.349794        521,589        0.32%     -16.26%
           2001...................................     0.40%    419,473     6.388873      2,679,960        0.54%     -22.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2002...................................     0.40%    109,443     2.408830        263,630        0.00%     -41.17%
           2001...................................     0.40%    147,511     4.094407        603,970        0.76%     -37.57%
           2000...................................     0.40%    186,433     6.558143      1,222,654        1.21%     -34.42% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2002...................................     0.40%    160,475     4.648509        745,969        0.65%     -26.05%
           2001...................................     0.40%    173,301     6.286392      1,089,438        0.69%     -23.74%
           2000...................................     0.40%     34,488     8.243024        284,285        5.07%     -17.57% 1/27/00

        MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I
           2002...................................     0.40%    150,457    11.784392      1,773,044        5.16%       6.78%
           2001...................................     0.40%    125,046    11.036224      1,380,036        3.64%       3.77%
           2000...................................     0.40%    305,925    10.635225      3,253,581        9.71%       5.23%
           1999...................................     0.40%     41,704    10.106222        421,470        6.57%       1.15%
           1998...................................     0.40%     32,607     9.991296        325,786        2.33%      -0.09% 5/1/98

        Neuberger Berman AMT - Growth Portfolio
           2002...................................     0.40%      5,625     5.213178         29,324        0.00%     -31.44%
           2001...................................     0.40%    124,202     7.603675        944,392        0.00%     -23.96% 1/2/01

        Neuberger Berman AMT - Guardian Portfolio
           2002...................................     0.40%     91,943     7.738827        711,531        0.68%     -26.74%
           2001...................................     0.40%    135,015    10.563782      1,426,269        0.33%      -1.90%
           2000...................................     0.40%     70,872    10.768698        763,199        0.76%       0.73%
           1999...................................     0.40%     49,845    10.690765        532,881        0.70%      14.47%
           1998...................................     0.40%    128,350     9.338993      1,198,660        0.00%      -9.85% 5/1/98

                                                     Contract                                           Investment
                                                     Expense                 Unit         Contract        Income      Total
                                                      Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   -------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002...................................     0.40%     13,152   $11.316350     $  148,833        9.00%       4.92%
           2001...................................     0.40%    599,545    10.785897      6,466,631        7.59%       7.86% 1/2/01

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2002...................................     0.40%     66,544     8.429938        560,962        0.00%     -29.62%
           2001...................................     0.40%     80,698    11.978031        966,603        0.00%     -24.95%
           2000...................................     0.40%    110,315    15.959556      1,760,578        0.00%      -7.83%
           1999...................................     0.40%     43,280    17.314889        749,388        0.00%      53.28%
           1998...................................     0.40%     95,708    11.296584      1,081,173        0.00%      12.97% 5/1/98

        Neuberger Berman AMT - Partners Portfolio
           2002...................................     0.40%     62,770     7.323519        459,697        0.67%     -24.45%
           2001...................................     0.40%    620,024     9.693032      6,009,912        0.66%      -3.22%
           2000...................................     0.40%    200,302    10.015242      2,006,073        0.46%       0.30%
           1999...................................     0.40%    104,066     9.985118      1,039,111        0.67%       6.94%
           1998...................................     0.40%     25,973     9.337008        242,510        0.00%      -6.63% 5/1/98

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2002...................................     0.40%    347,561     7.709999      2,679,695        0.63%     -28.08%
           2001...................................     0.40%    466,261    10.720152      4,998,389        1.18%     -31.54%
           2000...................................     0.40%    315,802    15.659821      4,945,403        0.00%     -11.59%
           1999...................................     0.40%    178,401    17.712996      3,160,016        0.00%      82.87%
           1998...................................     0.40%     53,218     9.685930        515,466        0.00%      -3.14% 5/1/98

        Oppenheimer Bond Fund/VA - Initial Class
           2002...................................     0.40%     28,931    11.571334        334,770        6.25%       8.64%
           2001...................................     0.40%    193,237    10.650688      2,058,107        2.20%       6.51% 1/2/01

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2002...................................     0.40%    385,650     9.479881      3,655,916        0.60%     -27.15%
           2001...................................     0.40%    660,576    13.013036      8,596,099        0.62%     -12.93%
           2000...................................     0.40%    260,790    14.945030      3,897,514        0.09%      -0.63%
           1999...................................     0.40%    127,994    15.039330      1,924,944        0.01%      41.09%
           1998...................................     0.40%     11,744    10.659314        125,183        0.00%       6.59% 5/1/98

        Oppenheimer Global Securities Fund/VA - Initial Class
           2002...................................     0.40%     58,355     6.504237        379,555        0.59%     -22.45%
           2001...................................     0.40%    258,325     8.386697      2,166,494        2.73%     -12.39%

        Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
           2002...................................     0.40%     32,855     7.125335        234,103        0.69%     -19.12%
           2001...................................     0.40%     57,708     8.809927        508,403        0.52%     -10.52%
           2000...................................     0.40%     55,343     9.845729        544,892        0.30%      -9.14%
           1999...................................     0.40%     48,784    10.835877        528,617        1.08%      21.22%
           1998...................................     0.40%     30,977     8.938847        276,899        0.00%     -10.61% 5/1/98

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002...................................     0.40%     18,208     9.152173        166,643        3.42%     -10.76%
           2001...................................     0.40%     92,958    10.255584        953,339        6.64%       2.56% 1/2/01

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                             Contract                                           Investment
                                             Expense                 Unit         Contract        Income       Total
                                              Rate*      Units    Fair Value   Owners' Equity     Ratio**     Return***
                                             --------   -------   ----------   --------------   -----------   ---------
        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002...........................     0.40%     44,486   $10.182621    $  452,984        0.17%       1.83% 9/3/02

        Royce Capital Fund - Micro Cap
           2002...........................     0.40%     56,216    10.104573       568,039        0.00%       1.05% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2002...........................     0.40%     19,365     7.106122       137,610        0.00%     -37.27%
           2001...........................     0.40%     77,229    11.327538       874,814        0.00%     -30.59%
           2000...........................     0.40%     71,051    16.319202     1,159,496        0.00%     -15.72%
           1999...........................     0.40%     48,159    19.361969       932,453        0.00%      84.02%

        Strong Opportunity Fund II, Inc.
           2002...........................     0.40%    243,964     6.886442     1,680,044        0.33%     -27.11%
           2001...........................     0.40%    776,389     9.447854     7,335,210        0.66%      -4.09%
           2000...........................     0.40%     48,820     9.828296       479,817        0.00%      -1.49% 5/1/00

        Strong VIF - Strong Discovery Fund II
           2002...........................     0.40%      2,127    10.111953        21,508        0.00%     -12.37%
           2001...........................     0.40%      1,313    11.539004        15,151        0.00%       6.82% 1/2/01

        Strong VIF - Strong International Stock Fund II
           2001...........................     0.40%     38,838     7.139083       277,268        0.00%     -21.09% 1/2/01

        T.Rowe Price Equity Income Portfolio - II
           2002...........................     0.40%     19,349    10.116880       195,752        0.00%       1.17% 9/3/02

        Van Eck WIT - Worldwide Bond Fund
           2002...........................     0.40%        939    11.333817        10,642        0.00%      21.17%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2002...........................     0.40%     21,479     6.907806       148,373        0.21%      -3.29%
           2001...........................     0.40%     56,168     7.142729       401,193        0.00%      -2.20%
           2000...........................     0.40%    124,869     7.303734       912,010        0.00%     -42.10%
           1999...........................     0.40%     38,228    12.613718       482,197        0.00%      99.48%
           1998...........................     0.40%     21,058     6.323175       133,153        0.00%     -36.77% 5/1/98

        Van Eck WIT - Worldwide Hard Assets Fund
           2002...........................     0.40%      4,697     7.898317        37,098        0.71%      -3.22%
           2001...........................     0.40%     18,257     8.161281       149,001        1.95%     -10.80%
           2000...........................     0.40%     56,278     9.149843       514,935        0.87%      10.96%
           1999...........................     0.40%     38,220     8.246159       315,168        0.67%      20.52%
           1998...........................     0.40%     12,094     6.842178        82,749        0.00%     -31.58% 5/1/98

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2002...........................     0.40%     18,217    11.537562       210,180       11.04%       8.79%
           2001...........................     0.40%      6,255    10.605749        66,339        1.69%       9.66%
           2000...........................     0.40%     64,183     9.671636       620,755       18.74%      10.94%
           1999...........................     0.40%      7,107     8.717559        61,956       10.07%      28.86%
           1998...........................     0.40%     13,412     6.765184        90,735       23.74%     -32.35% 5/1/98

                                                     Contract                                           Investment
                                                     Expense                 Unit         Contract        Income      Total
                                                      Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                     --------   -------   ----------   --------------   ----------   ---------
        Van Kampen UIF - Mid Cap Growth Portfolio
           2002...................................     0.40%     96,523   $ 4.183540     $  403,808        0.00%     -31.43%
           2001...................................     0.40%     27,935     6.101338        170,441        0.00%     -29.60%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2002...................................     0.40%    103,455    11.848822      1,225,820        3.37%      -1.18%
           2001...................................     0.40%    152,921    11.990690      1,833,628        5.91%       9.40%
           2000...................................     0.40%     39,041    10.960329        427,902        8.70%      15.00%
           1999...................................     0.40%     51,147     8.593033        439,508        3.24%      -3.76%
           1998...................................     0.40%      1,612     8.928571         14,393        0.00%     -15.97% 9/21/00
                                                                                         ----------

Contract Owners' Equity Total By Year

   2002..........................................................   $354,676,076
                                                                    ============
   2001..........................................................   $408,763,705
                                                                    ============
   2000..........................................................   $237,376,916
                                                                    ============
   1999..........................................................   $122,181,811
                                                                    ============
   1998..........................................................   $ 26,899,259
                                                                    ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets.The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account.The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

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

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA. COLUMBUS, OHIO 43215-2220     --------------
                                                                    Bulk Rate
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                                                                  Columbus, Ohio
                                                                  Permit No. 521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company